UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENTINVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2019

Item 1.	Reports to Stockholders.

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2019

Semi-Annual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with RiverNorth Funds.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

Investment Adviser:
RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update	2
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	17
RiverNorth/Oaktree High Income Fund	59
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	75
RiverNorth/DoubleLine Strategic Income Fund	76
RiverNorth/Oaktree High Income Fund	77
Statement of Operations
RiverNorth Core Opportunity Fund	78
RiverNorth/DoubleLine Strategic Income Fund	79
RiverNorth/Oaktree High Income Fund	80
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	81
RiverNorth/DoubleLine Strategic Income Fund	83
RiverNorth/Oaktree High Income Fund	85
Financial Highlights
RiverNorth Core Opportunity Fund	88
RiverNorth/DoubleLine Strategic Income Fund	96
RiverNorth/Oaktree High Income Fund	104
Notes to Financial Statements	111
Additional Information	130
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	131

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2019.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

The allocation does not add up to 100% due to rounding.

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded and may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Correlation Risk – the fund allocates its investments among different asset classes. Cyber Security Risk – operational and information security risks resulting from breaches in cyber security. Derivatives Risk – derivatives are subject to counterparty risk. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange-Traded Fund (“ETF”) Risk – ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Small-Cap Risk – small-cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Special Purpose Acquisition Companies (“SPACs”) Risk – investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2019	3

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2019.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2019	5

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded and may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (S&P, Moody’s and Fitch Ratings (“Fitch”)). Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2019	7

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2019.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the leverage utilized by the underlying funds.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Derivatives Risk – derivatives are subject to counterparty risk. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Economic and Market Events Risk – events in certain sectors may result in an unusually high degree of volatility in the financial markets. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate (LIBOR) and a decline in LIBOR could negatively impact the Fund’s return. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. High Portfolio Turnover Risk – May increase the Fund’s brokerage commission costs, which would reduce performance. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Settlement Risk – Transactions in loans may settle on a delayed basis and the proceeds from the sale of loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. Special Purpose Acquisition Companies Risk – Investments in SPACs may be illiquid and/or be subject to restrictions on resale. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Tax Risk – new federal or state governmental action could adversely affect the tax-exempt status of securities held by the Fund, resulting in higher tax liability for shareholders and potentially hurting Fund performance as well. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2019	9

RiverNorth Funds	Portfolio Update

March 31, 2019 (Unaudited)

(2)	For the sleeve managed by RiverNorth, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree, the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by S&P or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the “Trust” or “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2018, and held for the six months ended March 31, 2019.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2019	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2019 (Unaudited)

	Beginning Account Value 10/01/2018	Ending Account Value 03/31/2019	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$997.10	1.25%	$6.22
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	1.25%	$6.29
Class R Shares
Actual	$1,000.00	$995.80	1.51%	$7.51
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	1.51%	$7.59
RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,034.50	0.87%	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.59	0.87%	$4.38
Class R Shares
Actual	$1,000.00	$1,034.20	1.12%	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	1.12%	$5.64
RiverNorth/Oaktree High Income Fund
Class I Shares
Actual	$1,000.00	$1,014.40	1.36%	$6.83
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	1.36%	$6.84
Class R Shares
Actual	$1,000.00	$1,012.10	1.61%	$8.08
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.61%	$8.10

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 365. Note this expense example is typically based on a six-month period.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 65.14%
454,170	Aberdeen Emerging Markets Equity Income Fund, Inc.	$3,301,816
765,745	Aberdeen Total Dynamic Dividend Fund	6,317,396
24,611	Advent Claymore Convertible Securities and Income Fund	363,258
557,967	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	6,729,082
291,636	BlackRock Credit Allocation Income Trust	3,619,203
49,603	BlackRock Debt Strategies Fund, Inc.	531,744
14,182	BlackRock Floating Rate Income Strategies Fund, Inc.	177,275
104,252	BlackRock Floating Rate Income Trust	1,272,917
193,151	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	2,151,702
364,597	Clough Global Opportunities Fund	3,522,007
218,729	Cornerstone Strategic Value Fund, Inc.	2,664,119
128,385	Cornerstone Total Return Fund, Inc.	1,539,336
155,119	Eaton Vance Limited Duration Income Fund	1,962,255
72,000	Eaton Vance Short Duration Diversified Income Fund	933,840
41,399	Franklin Limited Duration Income Trust	398,672
101,779	Highland Floating Rate Opportunities Fund	1,413,710
151,061	Invesco Dynamic Credit Opportunities Fund	1,639,012
54,969	Invesco Municipal Opportunity Trust	655,780
40,215	Invesco Senior Income Trust	168,903
181,737	Kayne Anderson MLP/Midstream Investment Co.	2,913,244
340,864	Liberty All Star® Equity Fund	2,082,679
95,074	Neuberger Berman High Yield Strategies Fund, Inc.	1,073,386
20,780	NexPoint Credit Strategies Fund	452,381
165,790	Nuveen AMT-Free Quality Municipal Income Fund	2,214,954
497,323	Nuveen Credit Strategies Income Fund	3,844,307
99,062	Nuveen Floating Rate Income Fund	953,967
107,900	Nuveen Intermediate Duration Quality Municipal Term Fund	1,411,332
174,124	Nuveen Mortgage Opportunity Term Fund	4,053,607
45,806	Nuveen Mortgage Opportunity Term Fund 2	1,030,635
156,224	Nuveen Quality Municipal Income Fund	2,119,960
60,315	PGIM Global High Yield Fund, Inc.	840,791
107,099	Putnam Municipal Opportunities Trust	1,313,034
167,669	Royce Value Trust, Inc.	2,307,125
532,854	Sprott Focus Trust, Inc.	3,650,050
608,203	Templeton Global Income Fund	3,831,679
173,297	Tortoise MLP Fund, Inc.	2,429,624
34,261	Voya Emerging Markets High Income Dividend Equity Fund	272,375
283,182	Western Asset Emerging Markets Debt Fund, Inc.	3,862,603
279,424	Western Asset Global High Income Fund, Inc.	2,623,791
206,451	Western Asset High Income Fund II, Inc.	1,337,803
825,078	Western Asset High Income Opportunity Fund, Inc.	3,985,127

TOTAL CLOSED-END FUNDS (Cost $87,311,611)		87,966,481

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.70%
96,514	Barings BDC, Inc.	$946,802

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $927,682)		946,802

COMMON STOCKS - 5.14%
35,274	Big Rock Partners Acquisition Corp.(a)	364,028
1,951	Bioceres Crop Solutions Corp.(a)	10,184
29,885	Black Ridge Acquisition Corp.(a)	304,985
44,762	CM Seven Star Acquisition Corp.(a)	321,503
9,711	Far Point Acquisition Corp., Class A(a)	96,624
75,837	Gordon Pointe Acquisition Corp.(a)	765,954
29,414	Legacy Acquisition Corp., Class A(a)	295,317
41,844	Leisure Acquisition Corp.(a)	418,440
12,752	LF Capital Acquisition Corp., Class A(a)	128,158
62,602	MTech Acquisition Corp.(a)	632,061
54,611	One Madison Corp., Class A(a)	559,763
82,651	Opes Acquisition Corp.(a)	838,908
56,421	Pensare Acquisition Corp.(a)	578,315
32,603	Pure Acquisition Corp.(a)	326,683
19,187	Thunder Bridge Acquisition, Ltd., Class A(a)	195,707
37,631	Tiberius Acquisition Corp.(a)	379,320
19,178	Trident Acquisitions Corp.(a)	195,424
15,528	Trinity Merger Corp., Class A(a)	158,696
19,229	Twelve Seas Investment Co.(a)	192,290
18,162	VectoIQ Acquisition Corp.(a)	181,438

TOTAL COMMON STOCKS (Cost $6,617,613)		6,943,798

EXCHANGE-TRADED FUNDS - 19.05%
187,653	PowerShares® FTSE RAFI Emerging Markets Portfolio	4,017,651
61,419	PowerShares® FTSE RAFI US 1000 Portfolio	6,963,072
34,521	SPDR® S&P 500® ETF Trust	9,751,492
55,877	Vanguard® FTSE Developed Markets ETF	2,283,693
63,796	Vanguard® FTSE Emerging Markets ETF	2,711,330

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,890,306)		25,727,238

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.61%
United States - 0.61%
32,391	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	$828,617

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $809,775)				828,617

Shares/Description		Value
RIGHTS - 0.05%(a)
35,274	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/31/2049	10,230
14,943	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022	5,230
44,762	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2019	14,771
3,918	OneSpaWorld Holdings, Ltd., Strike Price 11.50, Expires 03/19/2024	9,442
56,421	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	16,362
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/14/2023	5,192

TOTAL RIGHTS (Cost $66,631)		61,227

WARRANTS - 0.20%(a)
17,637	Big Rock Partners Acquisition Corp., Strike Price 11.50, Expires 12/01/2022	3,175
29,556	Bioceres Crop Solutions Corp., Strike Price 11.50, Expires 07/01/2025	7,980
44,826	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022	13,448
22,381	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 08/21/2022	3,805
14,120	Falcon Minerals Corp., Strike Price 11.50, Expires 08/15/2022	11,720
3,237	Far Point Acquisition Corp., Strike Price 11.50, Expires 06/03/2025	4,338
75,837	Gordon Pointe Acquisition Corp., Strike Price 11.50, Expires 07/30/2024	28,818
29,414	Legacy Acquisition Corp., Strike Price 5.75, Expires 12/01/2022	8,824
20,922	Leisure Acquisition Corp., Strike Price 11.50, Expires 12/28/2022	9,038
12,752	LF Capital Acquisition Corp., Strike Price 11.50, Expires 06/28/2023	4,463
62,602	MTech Acquisition Corp., Strike Price 11.50, Expires 08/02/2024	40,065
27,306	One Madison Corp., Strike Price 11.50, Expires 02/23/2023	30,856
82,651	Opes Acquisition Corp., Strike Price 11.50, Expires 01/16/2023	19,836
28,211	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022	5,642
16,301	Pure Acquisition Corp., Strike Price 11.50, Expires 04/17/2023	18,094
19,187	Thunder Bridge Acquisition, Ltd., Strike Price 11.50, Expires 07/18/2022	13,815
37,631	Tiberius Acquisition Corp., Strike Price 11.50, Expires 04/10/2023	16,558
19,178	Trident Acquisitions Corp., Strike Price 11.50, Expires 06/14/2021	3,068
15,528	Trinity Merger Corp., Strike Price 11.50, Expires 06/01/2023	5,590
19,229	Twelve Seas Investment Co., Strike Price 11.50, Expires 07/14/2023	4,999

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	15

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Shares/Description		Value
18,162	VectoIQ Acquisition Corp., Strike Price 11.50, Expires 06/12/2023	$7,810

TOTAL WARRANTS (Cost $317,595)		261,942

SHORT-TERM INVESTMENTS - 9.55%
Money Market Fund - 9.55%
12,889,908	State Street Institutional Trust (7 Day Yield 2.35%)	12,889,908

TOTAL SHORT-TERM INVESTMENTS (Cost $12,889,908)		12,889,908

TOTAL INVESTMENTS - 100.44% (Cost $130,831,121)		135,626,013
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.44)%		(591,594)
NET ASSETS - 100.00%		$135,034,419

(a)	Non-income producing security.

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

 March 31, 2019 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 31.05%
699,087	Advent Claymore Convertible Securities and Income Fund	$10,318,524
929,157	AllianceBernstein Global High Income Fund, Inc.	10,768,930
217,697	AllianceBernstein National Municipal Income Fund, Inc.	2,819,176
582,107	Ares Dynamic Credit Allocation Fund, Inc.	8,638,468
1,020,785	BlackRock Corporate High Yield Fund, Inc.	10,473,254
2,043,378	BlackRock Credit Allocation Income Trust	25,358,321
1,323,236	BlackRock Debt Strategies Fund, Inc.	14,185,090
214,390	BlackRock Floating Rate Income Trust	2,617,702
475,181	BlackRock Limited Duration Income Trust	6,985,161
888,373	BlackRock Multi-Sector Income Trust	14,738,108
83,987	BlackRock Municipal Income Quality Trust	1,126,266
96,793	BlackRock MuniHoldings California Quality Fund, Inc.	1,282,507
202,699	BlackRock MuniYield California Quality Fund, Inc.	2,730,355
74,969	BlackRock MuniYield New York Quality Fund, Inc.	922,868
257,487	BlackRock MuniYield Quality Fund III, Inc.	3,329,307
891,092	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	9,926,765
839,924	Eaton Vance Floating-Rate Income Trust	11,078,597
2,908,459	Eaton Vance Limited Duration Income Fund	36,792,006
806,787	Eaton Vance Senior Floating-Rate Trust	10,504,367
1,095,165	Eaton Vance Senior Income Trust	6,735,265
590,540	First Trust High Income Long/Short Fund	8,627,789
1,047,277	Highland Floating Rate Opportunities Fund	14,546,677
2,030,535	Invesco Dynamic Credit Opportunities Fund	22,031,305
2,610,566	Invesco Senior Income Trust	10,964,377
479,530	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,310,975
484,488	Neuberger Berman High Yield Strategies Fund, Inc.	5,469,869
2,196,771	Nuveen AMT-Free Quality Municipal Income Fund	29,348,861
1,942,714	Nuveen Credit Strategies Income Fund	15,017,179
956,645	Nuveen Floating Rate Income Fund	9,212,491
241,634	Nuveen Floating Rate Income Opportunity Fund	2,317,270
600,198	Nuveen Global High Income Fund	9,099,002
242,667	Nuveen Mortgage Opportunity Term Fund	5,649,288
3,057,459	Nuveen Quality Municipal Income Fund	41,489,719
922,310	PGIM Global High Yield Fund, Inc.	12,857,001
953,633	PGIM High Yield Bond Fund, Inc.	13,522,516
394,464	Putnam Municipal Opportunities Trust	4,836,129
427,905	Templeton Emerging Markets Income Fund	4,381,747
3,389,519	Templeton Global Income Fund	21,353,970
2,865,792	Voya Prime Rate Trust	13,698,486
1,626,942	Wells Fargo Income Opportunities Fund	12,820,303
2,936,812	Western Asset Emerging Markets Debt Fund, Inc.	40,058,116
211,119	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,475,019
1,677,258	Western Asset Global High Income Fund, Inc.	15,749,453
1,349,030	Western Asset High Income Fund II, Inc.	8,741,714
7,533,976	Western Asset High Income Opportunity Fund, Inc.	36,389,104

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

  March 31, 2019 (Unaudited)

Shares/Description		Value
936,260	Western Asset High Yield Defined Opportunity Fund, Inc.	$13,828,560
2,013,529	Western Asset Inflation-Linked Opportunities & Income Fund	21,605,166

TOTAL CLOSED-END FUNDS (Cost $602,527,310)		592,733,123

BUSINESS DEVELOPMENT COMPANIES - 0.23%
450,876	Barings BDC, Inc.	4,423,093

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,517,237)		4,423,093

COMMON STOCKS - 0.57%
12,164	Frontera Energy Corp.	104,132
1,777,647	FS KKR Capital Corp.	10,754,765

TOTAL COMMON STOCKS (Cost $11,476,551)		10,858,897

OPEN-END FUNDS - 1.53%
3,088,805	RiverNorth/Oaktree High Income Fund, Class I(a)	29,184,883

TOTAL OPEN-END FUNDS (Cost $30,173,021)		29,184,883

PREFERRED STOCKS - 1.81%
361,394	Allianzgi Convertible & Income Fund, Series A, 5.625%(b)	8,767,418
103,000	Annaly Capital, Series G, 6.500%, Perpetual Maturity(b)	2,465,820
150,000	GDL Fund, Series C, 4.000%, 03/26/2025	7,540,500
67,400	Gladstone Investment Corp., 6.250%, 09/30/2023	1,715,330
334,746	Hercules Capital, Inc., 5.250%, 04/30/2025	8,327,309
96,329	Kayne Anderson MLP/Midstream Investment Co., Series F, 3.500%, 04/15/2020	2,425,911
134,691	New Mountain Finance Corp., 5.750%, 10/01/2023	3,382,091

TOTAL PREFERRED STOCKS (Cost $34,733,897)		34,624,379

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 1.31%
United States - 1.31%
195,082	KCAP Financial, Inc.	6.13%	09/30/2022	4,955,083
230,758	MVC Capital, Inc.	6.25%	11/30/2022	5,900,482
120,856	THL Credit, Inc.	6.75%	12/30/2022	3,046,780
189,913	THL Credit, Inc.	6.13%	10/30/2023	4,827,588

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

  March 31, 2019 (Unaudited)

Shares/Description		Rate	Maturity	Value
244,476	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	$6,254,112
				24,984,045
TOTAL BUSINESS DEVELOPMENT COMPANY NOTES (Cost $24,472,346)				24,984,045

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.97%
Argentina - 0.10%
$150,000	Adecoagro SA(c)	6.00%	09/21/2027	141,750
500,000	Banco Macro SA(c)(d)	6.75%	11/04/2026	425,625
450,000	Pampa Energia SA(c)	7.50%	01/24/2027	398,835
462,753	Stoneway Capital Corp.(c)	10.00%	03/01/2027	450,027
400,000	YPF SA(c)	8.50%	07/28/2025	394,000
200,000	YPF SA(c)	6.95%	07/21/2027	178,350
				1,988,587
Australia - 0.21%
1,000,000	APT Pipelines, Ltd.(e)	4.25%	07/15/2027	1,015,120
605,000	Commonwealth Bank of Australia(d)(e)	3M US L + 0.82%	06/04/2024	605,491
110,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.02%	11/28/2023	109,345
395,000	Macquarie Group, Ltd.(d)(e)	3M US L + 1.33%	03/27/2024	402,332
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.38%	04/30/2025	492,445
500,000	Sydney Airport Finance Co. Pty, Ltd.(e)	3.63%	04/28/2026	499,901
945,000	Westpac Banking Corp.(d)	3M US L + 0.72%	05/15/2023	947,854
				4,072,488
Austria - 0.03%
500,000	JBS Investments GmbH(c)	6.25%	02/05/2023	508,825
Brazil - 0.06%
600,000	Banco do Brasil SA(b)(c)(d)	6.25%	Perpetual Maturity	541,800
200,000	CSN Islands XII Corp.(b)(c)	7.00%	Perpetual Maturity	172,800
200,000	CSN Resources SA(c)	7.63%	02/13/2023	201,000
200,000	Nexa Resources SA(c)	5.38%	05/04/2027	206,002
1,500,000	OAS Finance, Ltd.(b)(e)(f)	8.88%	Perpetual Maturity	11,250
				1,132,852
Canada - 0.22%
380,000	1011778 BC ULC / New Red Finance, Inc.(e)	5.00%	10/15/2025	376,314

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$525,000	Bank of Montreal(d)	3.80%	12/15/2032	$508,166
490,000	Bank of Nova Scotia	3.40%	02/11/2024	497,826
140,000	Bombardier, Inc.(e)	6.00%	10/15/2022	141,925
600,000	Canacol Energy, Ltd.(c)	7.25%	05/03/2025	601,500
590,000	Fortis, Inc.	2.10%	10/04/2021	577,501
215,000	Garda World Security Corp.(e)	8.75%	05/15/2025	205,863
550,000	Nutrien, Ltd.	4.20%	04/01/2029	566,688
400,000	Ontario Teachers' Cadillac Fairview Properties Trust(e)	4.13%	02/01/2029	420,211
90,000	Telesat Canada / Telesat LLC(e)	8.88%	11/15/2024	97,200
280,000	Tervita Escrow Corp.(e)	7.63%	12/01/2021	279,300
				4,272,494
Cayman Islands - 0.25%
710,000	Banco BTG Pactual SA(e)	7.75%	02/15/2029	706,450
900,000	Banco Mercantil del Norte SA/Grand Cayman(b)(c)(d)	7.63%	Perpetual Maturity	904,500
200,000	Comunicaciones Celulares SA Via Comcel Trust(c)	6.88%	02/06/2024	208,375
400,000	Gran Tierra Energy International Holdings, Ltd.(c)	6.25%	02/15/2025	383,500
200,000	Grupo Aval, Ltd.(c)	4.75%	09/26/2022	202,600
1,072,696	Interoceanica IV Finance, Ltd.(c)(g)	0.00%	11/30/2025	946,654
500,000	Itau Unibanco Holding SA Island(b)(c)(d)	6.50%	Perpetual Maturity	496,255
200,000	Latam Finance, Ltd.(e)	7.00%	03/01/2026	203,700
200,000	Latam Finance, Ltd.(c)	6.88%	04/11/2024	205,750
300,000	Lima Metro Line 2 Finance, Ltd.(e)	5.88%	07/05/2034	309,428
75,600	Transocean Guardian, Ltd.(e)	5.88%	01/15/2024	77,112
210,000	Transocean Poseidon, Ltd.(e)	6.88%	02/01/2027	218,925
				4,863,249
Chile - 0.23%
400,000	AES Gener SA(e)	7.13%	03/26/2079	409,500
200,000	Colbun SA(c)	3.95%	10/11/2027	196,627
900,000	Empresa de Transporte de Pasajeros Metro SA(e)	5.00%	01/25/2047	952,659
365,200	Empresa Electrica Angamos SA(c)	4.88%	05/25/2029	369,364
400,000	Empresa Electrica Guacolda SA(c)	4.56%	04/30/2025	378,672
300,000	Empresa Nacional de Telecomunicaciones SA(c)	4.75%	08/01/2026	302,604
200,000	Engie Energia Chile SA(c)	4.50%	01/29/2025	207,821
800,000	Geopark, Ltd.(c)	6.50%	09/21/2024	806,000
200,000	GNL Quintero SA(c)	4.63%	07/31/2029	207,450
200,000	Inversiones CMPC SA(c)	4.75%	09/15/2024	207,444
200,000	Sociedad Quimica y Minera de Chile SA(c)	4.38%	01/28/2025	201,750

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	VTR Finance BV(c)	6.88%	01/15/2024	$205,750
				4,445,641
China - 0.02%
300,000	Sinopec Group Overseas Development 2016, Ltd.(c)	2.75%	09/29/2026	285,422
Colombia - 0.07%
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA(c)	4.88%	04/21/2025	207,900
100,000	Ecopetrol SA	5.88%	09/18/2023	109,475
200,000	Fideicomiso PA Pacifico Tres(c)	8.25%	01/15/2035	216,500
150,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	159,562
150,000	Gilex Holding Sarl(c)	8.50%	05/02/2023	159,563
200,000	SURA Asset Management SA(c)	4.88%	04/17/2024	208,750
200,000	Tecnoglass, Inc.(c)	8.20%	01/31/2022	211,000
				1,272,750
Dominican Republic - 0.02%
300,000	Banco de Reservas de la Republica Dominicana(e)	7.00%	02/01/2023	309,000
France - 0.03%
525,000	BNP Paribas SA(e)	3.38%	01/09/2025	514,380
Great Britain - 0.23%
510,000	Anglo American Capital PLC(e)	4.50%	03/15/2028	510,384
539,000	AstraZeneca PLC	2.38%	06/12/2022	531,412
590,000	Barclays PLC(d)	3M US L + 1.38%	05/16/2024	572,986
510,000	Credit Agricole SA/London(e)	3.75%	04/24/2023	516,128
815,000	HSBC Holdings PLC(d)	3M US L + 1.38%	09/12/2026	816,793
530,000	Lloyds Banking Group PLC(d)	3M US L + 1.205%	11/07/2028	509,860
200,000	MARB BondCo PLC(c)	7.00%	03/15/2024	198,502
500,000	MARB BondCo PLC(c)	6.88%	01/19/2025	487,812
255,000	Royal Bank of Scotland Group PLC(d)	3M US L + 1.48%	05/15/2023	253,391
				4,397,268
Guatemala - 0.01%
200,000	Energuate Trust(e)	5.88%	05/03/2027	197,052
India - 0.07%
300,000	Bharti Airtel, Ltd.(c)	4.38%	06/10/2025	295,900
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	216,264
800,000	Vedanta Resources PLC(c)	6.13%	08/09/2024	732,756
				1,244,920

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Indonesia - 0.02%
$393,200	Star Energy Geothermal Wayang Windu, Ltd.(c)	6.75%	04/24/2033	$395,123
Ireland - 0.12%
610,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	589,009
121,000	Avolon Holdings Funding, Ltd.(e)	5.13%	10/01/2023	123,420
245,000	Avolon Holdings Funding, Ltd.(e)	5.25%	05/15/2024	252,962
200,000	C&W Senior Financing DAC(e)	7.50%	10/15/2026	206,500
600,000	C&W Senior Financing DAC(c)	6.88%	09/15/2027	604,500
615,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	608,073
				2,384,464
Isle Of Man - 0.04%
800,000	Gohl Capital, Ltd.	4.25%	01/24/2027	795,958
Israel - 0.07%
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.08%	12/30/2023	102,008
100,000	Delek & Avner Tamar Bond, Ltd.(e)	5.41%	12/30/2025	102,252
1,100,000	Israel Electric Corp., Ltd.(e)	5.00%	11/12/2024	1,163,250
				1,367,510
Jamaica - 0.01%
600,000	Digicel Group Two, Ltd.(e)(h)	7.125%% (2.00)	04/01/2024	165,000
Japan - 0.08%
565,000	Mitsubishi UFJ Financial Group, Inc.(d)	3M US L + 0.74%	03/02/2023	565,040
950,000	Sumitomo Mitsui Financial Group, Inc.(d)	3M US L + 0.74%	01/17/2023	950,661
				1,515,701
Luxembourg - 0.11%
600,000	JSL Europe SA(c)	7.75%	07/26/2024	594,120
200,000	Millicom International Cellular SA(e)	6.63%	10/15/2026	210,250
450,000	Millicom International Cellular SA(e)	6.25%	03/25/2029	458,915
200,000	Millicom International Cellular SA(c)	5.13%	01/15/2028	193,000
400,000	Minerva Luxembourg SA(c)	6.50%	09/20/2026	398,460
200,000	Minerva Luxembourg SA(c)	5.88%	01/19/2028	186,750
				2,041,495
Malaysia - 0.03%
600,000	Malayan Banking Bhd(d)	3.91%	10/29/2026	601,848
Mauritius - 0.02%
400,000	UPL Corp., Ltd.(c)	3.25%	10/13/2021	395,315

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.28%
$200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(e)	5.95%	10/01/2028	$205,250
800,000	BBVA Bancomer SA(c)(d)	5.13%	01/18/2033	738,600
200,000	Cemex SAB de CV(c)	7.75%	04/16/2026	217,962
1,085,700	Cometa Energia SA de CV(c)	6.38%	04/24/2035	1,065,343
200,000	Controladora Mabe SA de CV(c)	5.60%	10/23/2028	203,500
200,000	Credito Real SAB de CV SOFOM ER(e)	9.50%	02/07/2026	211,310
600,000	Credito Real SAB de CV SOFOM ER(b)(c)(d)	9.13%	Perpetual Maturity	584,250
200,000	El Puerto de Liverpool SAB de CV(c)	3.88%	10/06/2026	191,500
200,000	Grupo Bimbo SAB de CV(b)(c)	5.95%	Perpetual Maturity	206,600
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	142,000
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	142,000
200,000	Mexichem SAB de CV(c)	5.88%	09/17/2044	198,336
344,280	Mexico Generadora de Energia S de rl(c)	5.50%	12/06/2032	347,726
200,000	Petroleos Mexicanos	6.50%	06/02/2041	181,538
800,000	Unifin Financiera SAB de CV SOFOM ENR(b)(c)(d)	8.88%	Perpetual Maturity	698,008
				5,333,923
Netherlands - 0.22%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	426,500
500,000	Bharti Airtel International Netherlands BV(c)	5.13%	03/11/2023	516,833
400,000	Cimpor Financial Operations(c)	5.75%	07/17/2024	354,504
520,000	Enel Finance International NV(e)	4.25%	09/14/2023	531,962
200,000	Minejesa Capital BV(c)	4.63%	08/10/2030	194,571
400,000	Minejesa Capital BV(c)	5.63%	08/10/2037	398,424
600,000	Petrobras Global Finance BV	5.75%	02/01/2029	595,800
350,000	Petrobras Global Finance BV	6.90%	03/19/2049	346,990
600,000	Syngenta Finance NV(c)	5.68%	04/24/2048	570,374
200,000	VTR Finance BV(e)	6.88%	01/15/2024	205,750
				4,141,708
New Zealand - 0.03%
645,000	Bank of New Zealand(e)	3.50%	02/20/2024	654,103
Panama - 0.04%
200,000	Aeropuerto Internacional de Tocumen SA(c)	5.63%	05/18/2036	212,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$300,000	Banco General SA(c)	4.13%	08/07/2027	$295,875
200,000	Global Bank Corp.(c)	4.50%	10/20/2021	202,300
				710,175
Paraguay - 0.01%
200,000	Telefonica Celular del Paraguay SA(e)	5.88%	04/15/2027	203,750
Peru - 0.04%
100,000	BBVA Banco Continental SA(c)	5.00%	08/26/2022	105,126
400,000	Inkia Energy, Ltd.(c)	5.88%	11/09/2027	392,004
200,000	Orazul Energy Egenor S en C por A(c)	5.63%	04/28/2027	196,750
				693,880
Philippines - 0.05%
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	590,873
400,000	Union Bank of the Philippines	3.37%	11/29/2022	397,128
				988,001
Singapore - 0.15%
515,000	BOC Aviation, Ltd.(d)(e)	3M US L + 1.125%	09/26/2023	517,370
600,000	BPRL International Singapore Pte, Ltd.	4.38%	01/18/2027	605,269
200,000	DBS Group Holdings, Ltd.(b)(d)	3.60%	Perpetual Maturity	195,658
400,000	LLPL Capital Pte, Ltd.(e)	6.88%	02/04/2039	433,624
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	587,553
500,000	United Overseas Bank, Ltd.(b)(d)	3.88%	Perpetual Maturity	479,744
				2,819,218
South Korea - 0.03%
550,000	Korea Expressway Corp.(d)(e)	3M US L + 0.70%	04/20/2020	551,216
Spain - 0.04%
250,000	AI Candelaria Spain SLU(c)	7.50%	12/15/2028	261,250
600,000	Banco Santander SA(d)	3M US L + 1.09%	02/23/2023	592,406
				853,656
Switzerland - 0.02%
390,000	Credit Suisse Group AG(d)(e)	3M US L + 1.24%	06/12/2024	388,021
Thailand - 0.01%
200,000	Pttep Treasury Center Co., Ltd.(b)(c)	4.60%	Perpetual Maturity	198,996

TOTAL FOREIGN CORPORATE BONDS (Cost $57,693,661)				56,703,989

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 4.09%
Advertising - 0.03%
$535,000	Interpublic Group of Cos., Inc.	5.40%	10/01/2048	$544,811
Aerospace/Defense - 0.03%
445,000	Lockheed Martin Corp.	4.70%	05/15/2046	499,768
65,000	TransDigm, Inc.(e)	6.25%	03/15/2026	67,600
75,000	TransDigm, Inc.	6.38%	06/15/2026	74,520
				641,888
Agriculture - 0.06%
545,000	Altria Group, Inc.	4.80%	02/14/2029	562,896
345,000	BAT Capital Corp.(d)	3M US L + 0.88%	08/15/2022	343,970
280,000	Reynolds American, Inc.	4.00%	06/12/2022	286,195
				1,193,061
Airlines - 0.02%
340,000	Delta Air Lines, Inc.	3.80%	04/19/2023	344,035
Asset Management - 0.01%
225,000	Icahn Enterprises Holdings LP	6.38%	12/15/2025	230,906
Auto Manufacturers - 0.10%
290,000	Ford Motor Co.	7.45%	07/16/2031	309,681
185,000	General Motors Co.(d)	3M US L + 0.80%	08/07/2020	184,800
740,000	General Motors Financial Co., Inc.(d)	3M US L + 0.99%	01/05/2023	718,487
755,000	Volkswagen Group of America Finance LLC(e)	4.25%	11/13/2023	778,683
				1,991,651
Auto Parts & Equipment - 0.01%
205,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc.(e)	6.25%	05/15/2026	209,613
Banks - 0.15%
565,000	Bank of America Corp.(d)	3M US L + 1.21%	02/07/2030	576,939
940,000	Citigroup, Inc.(d)	3M US L + 1.10%	05/17/2024	944,489
140,000	Goldman Sachs Group, Inc.(d)	3M US L + 0.78%	10/31/2022	139,470
675,000	Goldman Sachs Group, Inc.(d)	3M US L + 1.17%	05/15/2026	662,786
600,000	Morgan Stanley(d)	3M US L + 1.34%	07/22/2028	596,499
				2,920,183
Beverages - 0.04%
140,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.(e)	4.90%	02/01/2046	140,906
450,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%	04/15/2048	434,416
210,000	Cott Holdings, Inc.(e)	5.50%	04/01/2025	212,625
				787,947
Biotechnology - 0.03%
520,000	Celgene Corp.	4.35%	11/15/2047	508,439

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Building Materials - 0.04%
$190,000	Builders FirstSource, Inc.(e)	5.63%	09/01/2024	$187,862
215,000	Masonite International Corp.(e)	5.63%	03/15/2023	220,644
375,000	Owens Corning	4.40%	01/30/2048	309,672
				718,178
Chemicals - 0.08%
455,000	Ashland, Inc.	4.75%	08/15/2022	469,787
435,000	DowDuPont, Inc.	5.42%	11/15/2048	494,622
110,000	Hexion, Inc.(f)	6.63%	04/15/2020	92,125
565,000	Mosaic Co.	4.05%	11/15/2027	565,021
				1,621,555
Coal - 0.02%
365,000	Peabody Energy Corp.(e)	6.00%	03/31/2022	369,106
80,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.50%	06/15/2025	81,200
				450,306
Commercial Services - 0.05%
230,000	Refinitiv US Holdings, Inc.(e)	6.25%	05/15/2026	233,738
140,000	Star Merger Sub, Inc.(e)	6.88%	08/15/2026	143,412
165,000	United Rentals North America, Inc.	6.50%	12/15/2026	174,075
307,000	Verscend Escrow Corp.(e)	9.75%	08/15/2026	307,384
				858,609
Containers and Packaging - 0.01%
205,000	Packaging Corp. of America	3.40%	12/15/2027	199,845
Distribution/Wholesale - 0.02%
160,000	Avantor, Inc.(e)	9.00%	10/01/2025	173,800
295,000	Beacon Roofing Supply, Inc.(e)	4.88%	11/01/2025	281,356
				455,156
Diversified Financial Services - 0.23%
343,000	Air Lease Corp.	3.75%	02/01/2022	346,207
310,000	Ally Financial, Inc.	4.13%	03/30/2020	312,818
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,650
665,000	American Express Co.	2.50%	08/01/2022	657,759
125,000	Capital One Financial Corp.(d)	3M US L + 0.72%	01/30/2023	123,458
570,000	Charles Schwab Corp.	3.55%	02/01/2024	593,233
730,000	Discover Financial Services	4.10%	02/09/2027	731,043
290,000	Lions Gate Capital Holdings LLC(e)	6.38%	02/01/2024	304,500
140,000	Nationstar Mortgage Holdings, Inc.(e)	8.13%	07/15/2023	144,550
275,000	NFP Corp.(e)	6.88%	07/15/2025	264,000
625,000	Synchrony Financial	3.95%	12/01/2027	591,543

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.(e)	6.75%	06/01/2025	$253,125
				4,362,886
Electric - 0.25%
55,000	Duke Energy Corp.	3.75%	09/01/2046	51,631
485,000	Duke Energy Corp.	3.95%	08/15/2047	469,142
305,000	Duke Energy Progress LLC	4.15%	12/01/2044	318,685
580,000	General Electric Co.	5.88%	01/14/2038	618,679
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,078,545
375,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	377,857
465,000	PSEG Power LLC	3.85%	06/01/2023	476,875
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,020,010
120,000	Vistra Operations Co. LLC(e)	5.50%	09/01/2026	125,100
265,000	Vistra Operations Co. LLC(e)	5.63%	02/15/2027	276,262
				4,812,786
Electronics - 0.01%
290,000	Arrow Electronics, Inc.	3.88%	01/12/2028	279,709
Engineering & Construction - 0.04%
325,000	AECOM	5.13%	03/15/2027	315,656
400,000	SBA Tower Trust(e)	3.17%	04/11/2022	399,857
				715,513
Entertainment - 0.01%
180,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	183,150
Food - 0.15%
80,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	76,300
180,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP /Albertson's LLC(e)	7.50%	03/15/2026	186,075
245,000	Aramark Services, Inc.(e)	5.00%	04/01/2025	251,492
120,000	Aramark Services, Inc.(e)	5.00%	02/01/2028	119,806
190,000	B&G Foods, Inc.	5.25%	04/01/2025	182,875
270,000	JBS USA LUX SA / JBS USA Finance, Inc.(e)	6.75%	02/15/2028	280,462
565,000	Kroger Co.	3.40%	04/15/2022	572,646
210,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	213,150
315,000	Post Holdings, Inc.(e)	5.50%	03/01/2025	319,725
665,000	Smithfield Foods, Inc.(e)	4.25%	02/01/2027	632,796
				2,835,327
Hand/Machine Tools - 0.02%
90,000	Colfax Corp.(e)	6.00%	02/15/2024	94,050

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Colfax Corp.(e)	6.38%	02/15/2026	$213,124
				307,174
Healthcare-Products - 0.08%
910,000	Becton Dickinson and Co.	2.89%	06/06/2022	905,626
570,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/2020	568,712
				1,474,338
Healthcare-Services - 0.07%
227,000	Centene Corp.	4.75%	01/15/2025	232,107
140,000	Centene Corp.(e)	5.38%	06/01/2026	146,300
345,000	HCA, Inc.	5.38%	09/01/2026	363,975
15,000	HCA, Inc.	5.88%	02/01/2029	16,181
185,000	MPH Acquisition Holdings, LLC(e)	7.13%	06/01/2024	185,000
305,000	WellCare Health Plans, Inc.(e)	5.38%	08/15/2026	319,869
				1,263,432
Home Furnishings - 0.02%
312,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	313,363
Insurance - 0.18%
180,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(e)	8.25%	08/01/2023	185,400
585,000	Athene Global Funding(e)	3.00%	07/01/2022	584,089
635,000	AXA Equitable Holdings, Inc.	3.90%	04/20/2023	651,131
415,000	Brighthouse Financial, Inc.	3.70%	06/22/2027	374,710
800,000	Liberty Mutual Group, Inc.(e)	6.50%	05/01/2042	991,258
575,000	Willis North America, Inc.	4.50%	09/15/2028	598,900
				3,385,488
Internet - 0.04%
580,000	Expedia Group, Inc.	3.80%	02/15/2028	560,511
240,000	Match Group, Inc.(e)	5.00%	12/15/2027	243,000
				803,511
Investment Companies - 0.65%
5,000,000	Business Development Corp. of America(e)(i)	5.38%	05/30/2023	4,950,000
2,500,000	FS KKR Capital Corp.	4.25%	01/15/2020	2,503,856
5,000,000	FS KKR Capital Corp.	4.75%	05/15/2022	4,988,002
				12,441,858
Leisure Time - 0.05%
270,000	LTF Merger Sub, Inc.(e)	8.50%	06/15/2023	278,437
300,000	Royal Caribbean Cruises, Ltd.	3.70%	03/15/2028	289,679
325,000	Viking Cruises, Ltd.(e)	5.88%	09/15/2027	316,875
				884,991
Lodging - 0.02%
375,000	Hilton Domestic Operating Co., Inc.	4.25%	09/01/2024	375,232
Machinery-Diversified - 0.02%
290,000	John Deere Capital Corp.	3.45%	01/10/2024	298,232

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Media - 0.12%
$300,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.75%	02/15/2026	$315,000
170,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/2028	168,512
190,000	Cengage Learning, Inc.(e)	9.50%	06/15/2024	158,175
350,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	369,395
470,000	Comcast Corp.	3.95%	10/15/2025	492,186
335,000	CSC Holdings LLC	5.25%	06/01/2024	340,862
265,000	Gray Television, Inc.(e)	7.00%	05/15/2027	282,225
230,000	Sirius XM Radio, Inc.(e)	5.38%	07/15/2026	234,888
				2,361,243
Mining - 0.05%
450,000	Freeport-McMoRan, Inc.	5.40%	11/14/2034	411,750
550,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	484,005
				895,755
Oil & Gas - 0.24%
625,000	Brooklyn Union Gas Co.(e)	4.49%	03/04/2049	675,426
515,000	CNOOC Finance 2015 USA LLC	3.75%	05/02/2023	524,924
320,000	Continental Resources, Inc.	4.38%	01/15/2028	329,657
665,000	EQT Corp.	3.90%	10/01/2027	622,845
205,000	Gulfport Energy Corp.	6.38%	05/15/2025	186,294
300,000	Hess Infrastructure Partners LP /Hess Infrastructure Partners Finance Corp.(e)	5.63%	02/15/2026	306,750
210,000	Hilcorp Energy I LP / Hilcorp Finance Co.(e)	6.25%	11/01/2028	211,575
145,000	Indigo Natural Resources LLC(e)	6.88%	02/15/2026	129,050
530,000	Marathon Petroleum Corp.(e)	5.13%	12/15/2026	570,177
120,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	121,500
105,000	Parsley Energy LLC / Parsley Finance Corp.(e)	5.63%	10/15/2027	105,262
140,000	QEP Resources, Inc.	5.63%	03/01/2026	127,400
130,000	Sunoco LP / Sunoco Finance Corp.	5.50%	02/15/2026	129,025
110,000	Sunoco LP / Sunoco Finance Corp.(e)	6.00%	04/15/2027	110,550
110,000	Transocean, Inc.(e)	7.25%	11/01/2025	109,037
135,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	138,713
140,000	USA Compression Partners LP / USA Compression Finance Corp.(e)	6.88%	09/01/2027	142,975
				4,541,160

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Packaging & Containers - 0.05%
$369,000	Crown Americas LLC / Crown Americas Capital Corp. VI	4.75%	02/01/2026	$371,694
160,000	Flex Acquisition Co., Inc.(e)	6.88%	01/15/2025	153,600
466,000	WRKCo, Inc.	3.75%	03/15/2025	470,892
				996,186
Pharmaceuticals - 0.08%
600,000	AbbVie, Inc.	4.70%	05/14/2045	579,537
135,000	Bausch Health Americas, Inc.(e)	9.25%	04/01/2026	148,068
50,000	Bausch Health Americas, Inc.(e)	8.50%	01/31/2027	53,125
50,000	Bausch Health Cos., Inc.(e)	5.75%	08/15/2027	51,375
565,000	Cigna Corp.(d)(e)	3M US L + 0.89%	07/15/2023	562,576
125,000	Valeant Pharmaceuticals International, Inc.(e)	7.00%	03/15/2024	132,562
				1,527,243
Pipelines - 0.18%
420,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(e)	5.75%	03/01/2027	427,350
285,000	Cheniere Energy Partners LP	5.25%	10/01/2025	292,481
80,000	Cheniere Energy Partners LP(e)	5.63%	10/01/2026	82,200
285,000	Enable Midstream Partners LP	4.40%	03/15/2027	278,681
575,000	Energy Transfer Operating LP	4.75%	01/15/2026	601,407
600,000	EQM Midstream Partners LP	4.75%	07/15/2023	612,551
498,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	607,025
510,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	541,105
				3,442,800
REITS - 0.34%
430,000	Alexandria Real Estate Equities, Inc.	4.00%	01/15/2024	445,196
1,000,000	American Tower Corp.	3.38%	10/15/2026	976,347
505,000	American Tower Corp.	3.60%	01/15/2028	498,651
565,000	Boston Properties LP	4.13%	05/15/2021	578,932
800,000	Crown Castle International Corp.	3.70%	06/15/2026	798,881
795,000	Crown Castle International Corp.	3.65%	09/01/2027	783,192
1,000,000	Digital Realty Trust LP	3.70%	08/15/2027	991,957
313,000	ESH Hospitality, Inc.(e)	5.25%	05/01/2025	311,826
275,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.(e)	5.75%	02/01/2027	284,969
305,000	MPT Operating Partnership LP / MPT Finance Corp.	5.25%	08/01/2026	315,294
570,000	Welltower, Inc.	3.95%	09/01/2023	591,779
				6,577,024
Retail - 0.06%
570,000	Dollar Tree, Inc.	4.00%	05/15/2025	577,074

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$175,000	Golden Nugget, Inc.(e)	6.75%	10/15/2024	$176,312
200,000	McDonald's Corp.	4.45%	03/01/2047	205,951
125,000	PetSmart, Inc.(e)	7.13%	03/15/2023	93,750
85,000	PetSmart, Inc.(e)	5.88%	06/01/2025	71,613
				1,124,700
Semiconductors - 0.03%
545,000	Marvell Technology Group, Ltd.	4.20%	06/22/2023	556,243
Software - 0.05%
348,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	351,820
170,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(e)	10.00%	11/30/2024	185,725
230,000	Informatica LLC(e)	7.13%	07/15/2023	235,463
60,000	Solera LLC / Solera Finance, Inc.(e)	10.50%	03/01/2024	65,335
149,000	Sophia LP / Sophia Finance, Inc.(e)	9.00%	09/30/2023	155,333
				993,676
Special Purpose Banks - 0.01%
245,000	Caesars Resort Collection LLC / CRC Finco, Inc.(e)	5.25%	10/15/2025	237,037
Telecommunications - 0.23%
940,000	AT&T, Inc.	5.25%	03/01/2037	992,202
200,000	CommScope Finance LLC(e)	5.50%	03/01/2024	205,058
75,000	CommScope Finance LLC(e)	6.00%	03/01/2026	77,765
675,000	Corning, Inc.	4.38%	11/15/2057	630,091
130,000	Frontier Communications Corp.(e)	8.00%	04/01/2027	134,550
265,000	GTT Communications, Inc.(e)	7.88%	12/31/2024	233,200
275,000	Level 3 Financing, Inc.	5.38%	01/15/2024	280,803
185,000	Sprint Capital Corp.	6.88%	11/15/2028	178,294
180,000	Sprint Corp.	7.13%	06/15/2024	183,150
515,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(e)	4.74%	03/20/2025	522,081
570,000	Verizon Communications, Inc.	4.40%	11/01/2034	594,602
305,000	Verizon Communications, Inc.	4.27%	01/15/2036	309,394
				4,341,190
Toys/Games/Hobbies - 0.03%
588,000	Hasbro, Inc.	3.50%	09/15/2027	566,992
Transportation - 0.06%
615,000	CSX Corp.	3.80%	11/01/2046	582,665
615,000	FedEx Corp.	4.75%	11/15/2045	613,412
				1,196,077

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Trucking & Leasing - 0.02%
$305,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(e)	4.20%	04/01/2027	$303,899

TOTAL U.S. CORPORATE BONDS (Cost $77,430,050)				78,074,398

CONVERTIBLE CORPORATE BONDS - 0.17%
2,500,000	BlackRock TCP Capital Corp.	5.25%	12/15/2019	2,527,985
626,000	New Mountain Finance Corp.	5.00%	06/15/2019	627,597

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,160,584)				3,155,582

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.23%
700,000	Argentine Republic Government International Bond	6.88%	01/26/2027	568,487
200,000	Colombia Government International Bond	5.20%	05/15/2049	215,460
400,000	Costa Rica Government International Bond(c)	10.00%	08/01/2020	421,004
600,000	Israel Government International Bond	2.88%	03/16/2026	600,423
285,000	Mexico Government International Bond	4.15%	03/28/2027	290,187
475,000	Mexico Government International Bond	3.75%	01/11/2028	469,989
600,000	Perusahaan Penerbit SBSN Indonesia III(e)	4.15%	03/29/2027	607,200
700,000	Philippine Government International Bond	4.20%	01/21/2024	739,129
600,000	Provincia de Buenos Aires International Bond(c)	7.88%	06/15/2027	439,500

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $4,592,490)				4,351,379

BANK LOANS - 1.28%(d)
Canada - 0.03%
645,076	GW Honos Security Corp., First Lien B Term Loan	3M US L + 2.50%, 1.00% Floor	05/24/2024	638,141

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Germany - 0.01%
$200,000	Messer Industries GmbH, First Lien Initial B-1 Term Loan	3M US L + 2.50%	03/01/2026	$196,251
Jersey - 0.03%
483,029	Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan	3M US L + 3.25%	11/01/2024	476,689
Luxembourg - 0.01%
250,000	Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan	1M US L + 3.75%	02/27/2026	250,313
United States - 1.20%
478,114	Acrisure LLC, First Lien 2017-2 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	11/22/2023	475,922
277,571	AlixPartners, LLP, First Lien 2017 Refinancing Term Loan	1M US L + 2.75%, 1.00% Floor	04/04/2024	276,114
485,670	AssuredPartners, Inc., First Lien 2017 September Refinancing Term Loan	1M US L + 3.25%	10/22/2024	471,343
290,000	Athenahealth, Inc., First Lien B Term Loan(j)	L + 2.70%	02/07/2026	286,738
245,000	Axalta Coating Systems Dutch Holding B B.V., First Lien B-3 Dollar Term Loan	3M US L + 4.50%	06/01/2024	240,177
194,750	Bausch Health Companies, Inc., First Lien First Incremental Term Loan	1M US L + 2.75%	11/27/2025	192,758
139,649	BJ's Wholesale Club, Inc., First Lien Tranche B Term Loan	1M US L + 3.00%	02/03/2024	139,491
154,611	Blackhawk Network Holdings, Inc., First Lien Term Loan	1M US L + 3.00%	06/15/2025	152,214
553,246	Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan	3M US L + 4.25%	10/02/2025	542,897
314,213	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.75%, 0.75% Floor	08/01/2025	314,060
602,800	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan	3M US L + 2.75%	06/16/2023	599,222
487,628	Change Healthcare Holdings, Inc., First Lien Closing Date Term Loan	1M US L + 2.75%, 1.00% Floor	03/01/2024	481,916
599,993	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan	3M US L + 3.00%, 1.00% Floor	06/07/2023	597,743
200,000	Commscope, Inc., First Lien B Term Loan(j)	L + 3.25%	02/06/2026	200,166
486,014	Concentra, Inc., First Lien Tranche B-1 Term Loan	1M US L + 2.75%	06/01/2022	483,788

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	CSC Holdings LLC, First Lien February 2019 Incremental Term Loan	3M US L + 3.00%	04/15/2027	$199,438
561,576	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	11/29/2024	551,047
484,596	Dell International LLC, First Lien Refinancing B Term Loan	3M US L + 2.00%, 0.75% Floor	09/07/2023	479,711
64,838	Edelman Financial Center LLC, First Lien Initial Term Loan	3M US L + 3.25%	07/21/2025	64,412
218,888	Edgewater Generation LLC, First Lien Term Loan	1M US L + 3.75%	12/13/2025	218,751
598,082	Equian Buyer Corp., First Lien 2018 Incremental Term Loan	1M US L + 3.25%, 1.00% Floor	05/20/2024	588,363
428,911	Equinox Holdings, Inc., First Lien Incremental B-1 Term Loan	1M US L + 3.00%, 1.00% Floor	03/08/2024	426,874
669,925	Filtration Group Corp., First Lien Initial Dollar Term Loan	1M US L + 3.00%	03/29/2025	667,135
190,000	Forest City Enterprises LP, First Lien Initial Term Loan	1M US L + 4.00%	12/08/2025	191,069
645,088	Gates Global LLC, First Lien Initial B-2 Dollar Term Loan	1M US L + 2.75%, 1.00% Floor	04/01/2024	637,773
475,685	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	477,469
269,325	GOBP Holdings, Inc., First Lien Initial Term Loan	3M US L + 3.75%	10/22/2025	267,372
488,511	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	483,198
481,185	Hayward Industries, Inc., First Lien Initial Term Loan	1M US L + 3.50%	08/05/2024	472,916
475,728	Hyland Software, Inc., First Lien 2018 Refinancing Term Loan	1 M US L + 3.50%, 0.75% Floor	07/01/2024	475,678
485,000	Intrawest Resort Holdings, Inc., Term B1 Loan, First Lien Initial Bluebird Term Loan	1M US L + 3.25%, 1.00% Floor	07/31/2024	483,259
343,266	IRB Holding Corp., First Lien B Term Loan	1M US L + 3.25%, 1.00% Floor	02/05/2025	335,359
484,482	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	479,722
481,295	Milacron LLC, First Lien B Term Loan	1M US L + 2.50%	09/28/2023	471,669
517,391	Misys, Ltd., First Lien Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	500,118
218,894	Mitchell International, Inc., First Lien Initial Term Loan, First Lien Initial Term Loan	1M US L + 3.25%	11/29/2024	210,995

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$480,035	MLN US HoldCo LLC, First Lien B Term Loan	1M US L + 4.50%	11/30/2025	$472,715
375,000	Panther BF Aggregator 2 L P, First Lien B Term Loan	L + 3.50%	03/18/2026	371,246
622,313	Pike Corp., First Lien 2018 Initial Term Loan	1M US L + 3.50%, 1.00% Floor	03/23/2025	622,702
277,064	Plantronics, Inc., First Lien Initial B Term Loan	1M US L + 2.50%	07/02/2025	272,562
398,997	Ply Gem Midco, Inc., First Lien Initial Term Loan	3M US L + 3.75%	04/12/2025	383,536
480,254	PODS LLC, First Lien Tranche B-4 Term Loan	1M US L + 2.75%, 1.00% Floor	12/06/2024	472,102
647,705	Prime Security Services Borrower LLC, First Lien December 2018 Incremental B-1 Term Loan	1M US L + 2.75%, 1.00% Floor	05/02/2022	642,041
480,558	Project Alpha Intermediate Holding, Inc., First Lien Term Loan	3M US L + 3.50%, 1.00% Floor	04/26/2024	469,745
189,524	Radiology Partners, Inc., First Lien B Term Loan	2M US L + 4.75%	07/09/2025	190,235
418,950	Refinitiv US Holdings, Inc., First Lien Initial Dollar Term Loan	1M US L + 3.75%	10/01/2025	407,504
402,202	SCS Holdings I, Inc., First Lien New Tranche B Term Loan	1M US L + 4.25%, 1.00% Floor	10/30/2022	404,046
551,491	Securus Technologies Holdings, Inc., First Lien Initial Term Loan	1M US L + 4.50%, 1.00% Floor	11/01/2024	548,849
443,363	Select Medical Corp., First Lien Tranche B Term Loan	1M US L + 2.50%	03/06/2025	442,255
480,636	Solera LLC, First Lien Dollar Term Loan	1M US L + 2.75%	03/03/2023	477,536
465,108	Sophia LP, First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	09/30/2022	462,881
485,000	Starfruit Finco B.V., First Lien Initial Dollar Term Loan	1 M US L + 3.25%	10/01/2025	479,243
210,360	Transdigm, Inc., First Lien 2018 New Tranche F Term Loan	1M US L + 2.50%	06/09/2023	205,890
168,725	Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan	1M US L + 4.00%	01/25/2024	169,287
143,068	VeriFone Systems, Inc., First Lien Initial Term Loan	3M US L + 4.00%	08/20/2025	141,191
368,150	Verscend Holding Corp., First Lien B Term Loan	1M US L + 4.50%	08/27/2025	366,309
489,307	Vertafore, Inc., First Lien Initial Term Loan	1M US L + 3.25%	07/02/2025	481,441

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$227,169	Web.com Group, Inc., First Lien Initial Term Loan	1M US L + 3.75%	10/10/2025	$224,472
				22,844,665

TOTAL BANK LOANS (Cost $24,671,799)				24,406,059

COLLATERALIZED LOAN OBLIGATIONS - 2.04%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(d)(e)	3M US L + 3.50%	07/15/2026	492,474
	AIMCO CLO
500,000	Series 2018-AA(d)(e)	3M US L + 2.55%	04/17/2031	473,692
	Apidos CLO XII
500,000	Series 2018-12A(d)(e)	3M US L + 2.60%	04/15/2031	472,888
	Apidos CLO XX
500,000	Series 2018-20A(d)(e)	3M US L + 2.95%	07/16/2031	479,979
	Apidos CLO XXI
500,000	Series 2018-21A(d)(e)	3M US L + 2.45%	07/18/2027	478,928
1,000,000	Series 2018-21A(d)(e)	3M US L + 8.25%	07/18/2027	939,974
	Apidos CLO XXIV
1,000,000	Series 2018-24A(d)(e)	3M US L + 5.80%	10/20/2030	961,215
	Avery Point VI CLO, Ltd.
500,000	Series 2018-6A(d)(e)	3M US L + 1.05%	08/05/2027	498,217
	Babson CLO, Ltd.
500,000	Series 2018-IA(d)(e)	3M US L + 2.60%	01/20/2031	479,975
	Barings CLO, Ltd.
500,000	Series 2016-3A(d)(e)	3M US L + 3.95%	01/15/2028	494,305
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/18/2029	500,339
1,000,000	Series 2018-3A(d)(e)	3M US L + 2.90%	07/20/2029	973,470
500,000	Series 2018-4A(d)(e)	3M US L + 5.82%	10/15/2030	474,363
500,000	Series 2019-2A(d)(e)	3.85% - 3M US L	04/15/2031	500,000
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.60%	04/20/2031	472,927
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	10/15/2031	942,401
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 3.60%	07/15/2030	497,856
1,000,000	Series 2018-1A(d)(e)	3M US L + 2.75%	01/30/2031	942,320
1,500,000	Series 2018-1A(d)(e)	3M US L + 5.50%	01/30/2031	1,347,717
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/15/2031	912,554
500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	07/15/2031	473,837
500,000	Series 2018-1RA(d)(e)	3M US L + 3.00%	07/15/2030	464,309
	Canyon CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2031	473,330

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Carlyle Global Market Strategies CLO, Ltd.
$1,000,000	Series 2018-2RA(d)(e)	3M US L + 5.35%	05/15/2031	$922,546
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	07/28/2028	494,620
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	04/15/2030	485,892
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.80%	04/15/2030	956,673
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	04/17/2030	473,012
	Dorchester Park CLO DAC
500,000	Series 2018-1A(d)(e)	3M US L + 2.40%	04/20/2028	483,231
875,000	Series 2018-1A(d)(e)	3M US L + 5.00%	04/20/2028	851,510
	Dryden 57 Clo, Ltd.
500,000	Series 2018-57A(d)(e)	3M US L + 2.55%	05/15/2031	471,527
	Dryden 60 CLO, Ltd.
1,000,000	Series 2018-60A(d)(e)	3M US L + 3.00%	07/15/2031	972,383
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.90%	07/15/2030	485,740
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.40%	07/15/2030	927,646
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(d)(e)	3M US L + 6.40%	10/15/2030	990,636
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(d)(e)	3M US L + 2.85%	04/20/2030	485,766
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.05%	10/20/2030	488,108
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.50%	10/20/2030	932,398
	Neuberger Berman CLO XXIII, Ltd.
1,000,000	Series 2018-23A(d)(e)	3M US L + 5.75%	10/17/2027	962,291
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 2.60%	01/15/2030	476,147
	Symphony CLO XVII, Ltd.
1,500,000	Series 2018-17A(d)(e)	3M US L + 2.65%	04/15/2028	1,466,759
	THL Credit Wind River 2018-1 CLO, Ltd.
500,000	Series 2018-1A(d)(e)	2.90% - 3M US L	07/15/2030	457,672
2,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/15/2030	1,838,563
	THL Credit Wind River CLO, Ltd.
1,000,000	Series 2014-1A(d)(e)	3M US L + 3.00%	07/18/2031	935,324
1,000,000	Series 2014-3A(d)(e)	3M US L + 6.22%	10/22/2031	940,694
500,000	Series 2017-1A(d)(e)	3M US L + 3.75%	04/18/2029	495,002
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.75%	07/15/2030	926,311
	VERDE CLO
1,000,000	Series 2019-1A(d)(e)	3.80% - 3M US L	04/15/2032	1,000,000

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Voya CLO, Ltd.
$500,000	Series 2018-1A(d)(e)	3M US L + 2.80%	04/18/2031	$479,514
1,000,000	Series 2018-2A(d)(e)	3M US L + 2.75%	07/15/2031	953,930
1,000,000	Series 2018-2A(d)(e)	3M US L + 5.25%	07/15/2031	922,158
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(d)(e)	5.50% - 3M US L	07/20/2030	936,538
	Wellfleet CLO, Ltd.
1,000,000	Series 2018-3A(d)(e)	3M US L + 1.25%	01/20/2032	993,212

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $40,824,316)				38,952,873

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.16%
	AASET, Ltd.
887,941	Series 2018-1A(e)	3.84%	09/16/2023	888,787
	Adjustable Rate Mortgage Trust
473,821	Series 2005-1(d)	4.63%	05/25/2035	483,308
3,587,654	Series 2005-10(d)	4.62%	01/25/2036	3,114,425
265,539	Series 2005-7(d)	4.31%	10/25/2035	234,904
	ALM XII, Ltd.
500,000	Series 2018-12A(d)(e)	3M US L + 2.65%	04/16/2027	483,247
	Alternative Loan Trust
317,303	Series 2005-20CB	5.50%	07/25/2035	298,010
112,672	Series 2005-54CB	5.50%	11/25/2035	96,222
587,796	Series 2005-6CB	5.50%	04/25/2035	592,003
270,061	Series 2005-85CB(d)	21.63% -3.67 x 1M US L	02/25/2036	329,756
1,278,791	Series 2005-85CB(d)	1M US L + 1.10%	02/25/2036	1,110,081
327,581	Series 2005-86CB	5.50%	02/25/2036	283,855
599,232	Series 2005-9CB(d)	5.05% - 1M US L	05/25/2035	56,884
337,405	Series 2005-9CB(d)	1M US L + 0.50%	05/25/2035	315,186
311,032	Series 2006-12CB(d)	1M US L + 5.75%	05/25/2036	253,206
1,480,934	Series 2006-15CB	6.50%	06/25/2036	1,124,099
188,312	Series 2006-30T1	6.25%	11/25/2036	164,044
153,624	Series 2006-32CB	5.50%	11/25/2036	124,074
321,268	Series 2006-36T2(d)	28.06% -4.6 x 1M US L	12/25/2036	462,157
1,198,466	Series 2007-19	6.00%	08/25/2037	938,504
4,221,633	Series 2007-20	6.25%	08/25/2047	3,576,553
1,127,163	Series 2007-23CB(d)	6.50% - 1M US L	09/25/2037	221,511
1,180,482	Series 2007-23CB(d)	1M US L + 0.50%	09/25/2037	736,835
	American Home Mortgage Investment Trust
170,373	Series 2007-A(e)(k)	6.60%	01/25/2037	70,131

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Applebee's Funding LLC / IHOP Funding LLC
$740,625	Series 2014-1(e)	4.28%	09/05/2021	$744,316
	Atlas Senior Loan Fund X, Ltd.
500,000	Series 2018-10A(d)(e)	3M US L + 1.09%	01/15/2031	493,493
	Atrium Hotel Portfolio Trust
1,309,000	Series 2018-ATRM(d)(e)	1M US L + 3.40%	06/15/2021	1,319,540
	Atrium IX
500,000	Series 2017-9A(d)(e)	3M US L + 3.60%	05/28/2030	500,205
	Atrium XIII
1,000,000	Series 2017-13A(d)(e)	3M US L + 6.05%	11/21/2030	976,429
	Atrium XIV LLC
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.65%	08/23/2030	943,829
	BAMLL Commercial Mortgage Securities Trust
683,000	Series 2019-AHT(d)(e)	5.00%	03/15/2021	683,000
	Banc of America Alternative Loan Trust
45,340	Series 2005-6	6.00%	07/25/2035	45,255
92,193	Series 2005-6	5.50%	07/25/2035	84,606
	Banc of America Funding Corp.
268,183	Series 2008-R2(e)	6.00%	09/25/2037	275,103
	Banc of America Funding Trust
184,121	Series 2006-2	5.50%	03/25/2036	178,557
4,829,170	Series 2010-R5(d)(e)	6.00%	10/26/2037	4,497,709
	Bancorp Commercial Mortgage Trust
605,000	Series 2019-CRE5(d)(e)	1M US L + 1.00%	01/15/2022	606,354
605,000	Series 2019-CRE5(d)(e)	1M US L + 1.50%	01/15/2022	607,321
1,312,000	Series 2019-CRE5(d)(e)	1M US L + 2.35%	02/15/2022	1,320,340
	BANK 2017-BNK4
203,000	Series 2019-BN17(d)	4.52%	04/15/2029	210,001
	BBCMS 2018-TALL Mortgage Trust
607,000	Series 2018-TALL(d)(e)	1M US L + 0.971%	03/15/2020	604,197
	BBCMS Trust
3,000,000	Series 2018-CBM(d)(e)	1M US L + 3.15%	07/15/2020	3,035,912
	BCAP, LLC Trust
145,948	Series 2007-AA2(d)	7.50%	04/25/2037	128,967
94,693	Series 2007-AA2	6.00%	04/25/2037	75,217
1,903,729	Series 2009-RR1(d)(e)	6.00%	10/26/2036	1,893,923
6,429,136	Series 2010-RR6(d)(e)	6.00%	10/26/2013	5,001,097
	Bear Stearns ALT-A Trust
1,309,822	Series 2004-11(d)	3.62%	11/25/2034	1,159,975
1,293,956	Series 2005-3(d)	4.17%	04/25/2035	1,215,280

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$9,964,285	Series 2006-3(d)	4.07%	05/25/2036	$8,021,269
1,246,135	Series 2006-6(d)	3.98%	11/25/2036	1,116,750
	Bear Stearns Asset-Backed Securities Trust
2,261,596	Series 2006-AC1(k)	6.25%	02/25/2036	1,697,935
	BENCHMARK Mortgage Trust
6,478,000	Series 2019-B10(d)	1.23%	12/15/2028	609,068
203,000	Series 2019-B10	3.75%	03/15/2029	197,903
	BF Mortgage Trust
705,000	Series 2019-NYT(d)(e)	1M US L + 3.00%	12/15/2020	711,743
	BHMS
518,000	Series 2018-ATLS(d)(e)	1M US L + 1.90%	07/15/2020	517,988
	CAL Funding III, Ltd.
891,667	Series 2018-1A(e)	3.96%	02/25/2028	899,503
	Carbon Capital VI Commercial Mortgage Trust
680,000	Series 2019-FL2(d)(e)	1M US L + 2.85%	11/15/2021	681,707
	Carrington Mortgage Loan Trust
2,208,813	Series 2006-NC4(d)	1M US L + 0.16%	10/25/2036	2,081,722
	Castlelake Aircraft Securitization Trust
3,497,438	Series 2018-1(e)	6.63%	06/15/2025	3,520,532
	CFCRE Commercial Mortgage Trust
5,098,367	Series 2016-C3(d)	1.05%	12/10/2025	296,654
	Chase Mortgage Finance Trust
14,558,333	Series 2007-S2	6.00%	03/25/2037	11,241,677
518,737	Series 2007-S3	5.50%	05/25/2037	157,954
	CIM Trust
12,000,000	Series 2016-1RR(d)(e)	12.35%	07/26/2055	12,187,669
12,000,000	Series 2016-2RR B2(d)(e)	6.86%	02/25/2056	12,361,466
12,000,000	Series 2016-3RR B2(d)(e)	6.44%	02/27/2056	12,323,183
11,430,000	Series 2016-3RR B2(d)(e)	12.29%	01/27/2057	13,089,862
3,830,531	Series 2017-6 A1(d)(e)	3.02%	06/25/2057	3,762,251
	Citicorp Mortgage Securities Trust
775,011	Series 2007-1	6.00%	01/25/2037	760,033
6,516	Series 2007-2	5.50%	02/25/2037	6,506
	Citigroup Commercial Mortgage Trust
3,879,908	Series 2014-GC25(d)	1.00%	10/10/2047	179,853
1,550,500	Series 2015-GC27(d)(e)	4.43%	01/10/2025	1,482,104
400,000	Series 2015-GC31(d)	4.06%	06/10/2025	390,364
420,000	Series 2015-GC35(d)	4.50%	11/10/2025	425,831
5,420,788	Series 2015-GC35(d)	0.87%	11/10/2048	209,057
975,000	Series 2016-GC36(e)	2.85%	01/10/2026	795,772

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,556,946	Series 2016-P4(d)	1.99%	07/10/2049	$267,653
515,000	Series 2018-C5(d)	4.72%	06/10/2028	532,935
901,000	Series 2019-SST2(d)(e)	1M US L + 1.60%	01/10/2025	903,580
901,000	Series 2019-SST2(d)(e)	1M US L + 2.00%	01/10/2025	903,465
	Citigroup Mortgage Loan Trust
882,456	Series 2006-WF1(k)	4.92%	03/25/2036	592,085
1,329,046	Series 2007-OPX1(k)	6.33%	01/25/2037	886,909
334,045	Series 2008-AR4(d)(e)	4.61%	11/25/2038	334,810
717,545	Series 2008-AR4(d)(e)	4.60%	11/25/2038	727,327
686,474	Series 2010-8(d)(e)	6.00%	11/25/2036	676,720
2,080,410	Series 2010-8(d)(e)	6.00%	12/25/2036	2,034,898
	CitiMortgage Alternative Loan Trust
669,674	Series 2007-A1	6.00%	01/25/2037	643,648
131,908	Series 2007-A1(d)	5.40% - 1M US L	01/25/2037	16,169
95,041	Series 2007-A3(d)	6.00%	03/25/2037	93,446
218,720	Series 2007-A3(d)	5.40% - 1M US L	03/25/2037	22,492
789,396	Series 2007-A4	5.75%	04/25/2037	757,338
680,618	Series 2007-A6	5.50%	06/25/2037	646,577
	CLNS Trust
168,000	Series 2017-IKPR(d)(e)	1M US L + 3.15%	06/11/2022	168,372
168,000	Series 2017-IKPR(d)(e)	1M US L + 3.50%	06/11/2022	168,999
168,000	Series 2017-IKPR(d)(e)	1M US L + 4.50%	06/11/2022	169,097
	Cloverleaf Cold Storage Trust
405,000	Series 2019-CHL2(d)(e)	1M US L + 2.30%	03/15/2021	406,016
405,000	Series 2019-CHL2(d)(e)	1M US L + 2.75%	03/15/2021	406,015
1,135,000	Series 2019-CHL2(d)(e)	1M US L + 3.80%	03/15/2021	1,137,844
	COBALT CMBS Commercial Mortgage Trust
998	Series 2007-C2(d)	5.57%	04/15/2047	1,002
	Coinstar Funding LLC
2,456,250	Series 2017-1A(e)	5.22%	04/25/2023	2,505,849
	Cold Storage Trust
906,000	Series 2017-ICE3(d)(e)	1M US L + 1.00%	04/15/2024	907,189
	COMM Mortgage Trust
887,000	Series 2013-CR11(d)	5.13%	09/10/2023	946,257
500,000	Series 2016-GCT(d)(e)	3.46%	08/10/2021	489,355
523,000	Series 2018-HCLV(d)(e)	1M US L + 1.70%	09/15/2020	525,970
2,614,000	Series 2018-HCLV(d)(e)	1M US L + 2.18%	09/15/2020	2,627,696
	Commercial Mortgage Pass-Through Certificates
242,400	Series 2014-CR19(d)	4.71%	08/10/2024	251,531
400,000	Series 2014-CR20(d)	4.50%	10/10/2024	413,908
2,705,400	Series 2014-UBS4(e)	3.75%	07/10/2024	1,788,735
8,889,336	Series 2014-UBS4(e)	3.75%	08/10/2024	1,697,426

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$11,000	Series 2014-UBS4(d)(e)(g)	0.00%	08/10/2047	$1
3,808,457	Series 2015-CR22(d)	0.95%	03/10/2025	142,400
4,790,137	Series 2015-CR26(d)	0.96%	09/10/2025	231,691
419,000	Series 2015-LC23(d)	4.65%	10/10/2025	438,589
3,628,340	Series 2016-DC2(d)	1.03%	10/10/2025	194,815
249,000	Series 2016-DC2(d)	4.64%	02/10/2026	252,156
	Commercial Mortgage Trust
659,000	Series 2012-CR4(d)(e)	4.57%	11/15/2022	278,854
	CORE Mortgage Trust
540,000	Series 2019-CORE(d)(e)	1M US L + 1.90%	12/15/2020	540,693
540,000	Series 2019-CORE(d)(e)	1M US L + 2.35%	12/15/2020	540,950
	Countrywide Home Loan Mortgage Pass-Through Trust
2,755,993	Series 2005-HYB7(d)	3.85%	11/20/2035	2,531,612
55,313	Series 2005-J4	5.50%	11/25/2035	52,815
2,186,424	Series 2006-18	6.00%	12/25/2036	1,851,453
373,134	Series 2007-17	6.00%	10/25/2037	333,919
375,773	Series 2007-3	6.00%	04/25/2037	308,209
397,797	Series 2007-7	5.75%	06/25/2037	335,152
	Credit Suisse First Boston Mortgage Securities Corp.
80,224	Series 2005-10	5.50%	11/25/2035	75,930
2,370,364	Series 2005-11	6.00%	12/25/2035	2,209,719
68,901	Series 2005-8	5.50%	08/25/2025	68,678
5,034,054	Series 2005-9	6.00%	10/25/2035	2,824,166
	Credit Suisse Mortgage Capital Certificates
4,067,496	Series 2006-2	5.75%	03/25/2036	3,529,089
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(k)	5.70%	09/25/2036	1,429,608
150,920	Series 2007-1(d)	5.90%	05/25/2037	64,904
	CSAIL Commercial Mortgage Trust
5,758,915	Series 2015-C1(d)	0.91%	01/15/2025	224,867
419,000	Series 2015-C4(d)	4.58%	11/15/2025	431,632
5,912,327	Series 2017-C8(d)	1.25%	06/15/2027	388,301
214,000	Series 2018-C14(d)	4.89%	11/15/2051	222,757
	CSMC Mortgage-Backed Trust
199,563	Series 2006-1	6.00%	02/25/2036	138,582
26,456	Series 2006-4	5.50%	05/25/2021	23,855
823,186	Series 2006-5	6.25%	06/25/2036	350,529
109,453	Series 2006-9	6.00%	11/25/2036	70,572
2,231,416	Series 2007-1	6.00%	02/25/2037	1,951,691
12,285	Series 2007-2	5.00%	03/25/2037	11,882
564,261	Series 2007-3(d)	5.84%	04/25/2037	250,996

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,627	Series 2007-4	6.00%	06/25/2037	$32,022
3,156,122	Series 2009-16R(d)(e)	6.00%	07/26/2037	3,147,412
853,960	Series 2010-7R(d)(e)	6.00%	04/26/2037	847,371
4,357,908	Series 2016-PR1(e)(k)	5.50%	05/25/2019	4,422,851
	CSMC Trust
604,000	Series 2017-CALI(d)(e)	3.78%	11/10/2024	605,200
253,000	Series 2017-CHOP(d)(e)	1M US L + 1.90%	06/15/2019	253,381
253,000	Series 2017-CHOP(d)(e)	1M US L + 3.30%	06/15/2019	254,155
180,000	Series 2017-PFHP(d)(e)	1M US L + 6.15%	12/15/2019	178,045
915,167	Series 2018-RPL2(e)(k)	4.03%	08/25/2062	915,897
1,900,915	Series 2018-RPL8(d)(e)	4.13%	07/25/2058	1,911,582
	DB Master Finance LLC
1,440,000	Series 2015-1A(e)	3.98%	02/20/2022	1,441,619
1,000,000	Series 2019-1A(e)	3.79%	02/20/2024	1,011,217
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
360,028	Series 2005-6(d)	5.08% - 1M US L	12/25/2035	46,153
157,787	Series 2005-6(d)	1M US L + 1.40%	12/25/2035	133,735
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
184,072	Series 2006-PR1(d)(e)	12.12% - 1M US L	04/15/2036	168,767
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(d)(e)	3M US L + 5.75%	08/15/2031	953,016
500,000	Series 2018-40A(d)(e)	3M US L + 3.10%	08/15/2031	489,139
	Earnest Student Loan Program
35,000	Series 2016-D(e)(g)	0.00%	05/27/2025	1,447,915
	Ellington Financial Mortgage Trust 2018-1
1,374,134	Series 2018-1(d)(e)	4.39%	10/25/2058	1,375,422
	First Horizon Alternative Mortgage Securities Trust
1,032,249	Series 2005-FA6	5.50%	09/25/2035	888,930
82,632	Series 2006-FA7	6.25%	12/25/2036	67,175
150,423	Series 2007-FA2	6.00%	04/25/2037	104,606
	First Horizon Mortgage Pass-Through Trust
1,840,836	Series 2007-AR3(d)	4.36%	11/25/2037	1,679,137
	Freddie Mac Multifamily Structured Pass Through Certificates
3,455,871	Series 2016-K722(d)	1.31%	03/25/2023	143,869
	FREMF Mortgage Trust
16,100,000	Series 2013-K713(e)	0.10%	05/20/2020	13,830
7,400,000	Series 2013-K713(e)(g)	0.00%	05/25/2020	6,938,329

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GE Commercial Mortgage Corp. Trust
$80,763	Series 2007-C1(d)	5.44%	12/10/2049	$73,084
	Global SC Finance IV, Ltd.
453,750	Series 2018-1A(e)	4.29%	05/17/2028	463,321
	GPMT, Ltd.
474,000	Series 2019-FL2(d)(e)	1M US L + 2.95%	11/15/2023	477,288
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(e)	3.37%	06/10/2021	404,473
	Great Wolf Trust
152,000	Series 2017-WOLF(d)(e)	1M US L + 2.10%	09/15/2019	152,268
235,000	Series 2017-WOLF(d)(e)	1M US L + 3.10%	09/15/2019	235,785
125,000	Series 2017-WOLF(d)(e)	1M US L + 4.07%	09/15/2019	125,645
	GS Mortgage Securities Corp. Trust
525,000	Series 2018-3PCK(d)(e)	1M US L + 1.45%	09/15/2021	526,450
796,000	Series 2018-FBLU(d)(e)	1M US L + 3.25%	11/15/2020	797,931
1,954,000	Series 2018-TWR(d)(e)	1M US L + 3.92466%	07/15/2021	1,928,942
	GS Mortgage Securities Trust
299,488	Series 2011-GC3(d)(e)	0.66%	03/10/2021	3,330
2,267,408	Series 2011-GC5(d)(e)	1.34%	08/10/2044	54,694
3,986,000	Series 2014-GC26(d)(e)	4.52%	11/10/2047	3,406,204
7,300,153	Series 2015-GS1(d)	0.80%	11/10/2025	321,296
5,916,423	Series 2017-GS7(d)	1.14%	07/10/2027	427,736
407,000	Series 2017-GS8(d)	4.34%	11/10/2027	417,769
	GSAA Home Equity Trust
2,579,590	Series 2006-13(d)	6.04%	07/25/2036	1,415,264
574,005	Series 2006-18(k)	5.68%	11/25/2036	265,240
182,954	Series 2006-6(d)	5.69%	03/25/2036	90,326
970,377	Series 2007-2(k)	6.10%	03/25/2037	371,862
	GSR Mortgage Loan Trust
369,702	Series 2005-AR4(d)	4.33%	07/25/2035	373,476
1,605,258	Series 2006-2F	5.25%	02/25/2036	1,218,810
807,143	Series 2007-2F	5.75%	02/25/2037	1,129,002
3,343,814	Series 2007-2F	6.00%	03/25/2037	2,906,152
1,357,945	Series 2007-AR2(d)	4.03%	05/25/2037	1,187,896
	Halcyon Loan Advisors Funding, Ltd.
138,002	Series 2013-1A(d)(e)	3M US L + 1.15%	04/15/2025	138,114
250,000	Series 2013-2A(d)(e)	3M US L + 2.70%	08/01/2025	250,408
	Harley Marine Financing LLC
975,000	Series 2018-1A(e)	5.68%	05/15/2022	853,878
	Helios Issuer, LLC Series
1,351,891	Series 2017-1A(e)	4.94%	09/20/2023	1,391,661

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Highbridge Loan Management, Ltd.
$500,000	Series 2018-2016(d)(e)	3M US L + 2.90%	07/20/2030	$476,039
	HPS Loan Management, Ltd.
500,000	Series 2017-17(d)(e)	3M US L + 1.26%	05/06/2030	499,245
	HSI Asset Loan Obligation Trust
34,526	Series 2007-2	5.50%	09/25/2037	32,831
	IMT Trust
360,000	Series 2017-APTS(d)(e)	1M US L + 0.95%	06/15/2019	359,055
360,000	Series 2017-APTS(d)(e)	1M US L + 1.10%	06/15/2019	358,735
	IndyMac IMJA Mortgage Loan Trust
1,310,980	Series 2007-A1	6.00%	08/25/2037	935,360
	IndyMac IMSC Mortgage Loan Trust
4,751,995	Series 2007-F2	6.50%	07/25/2037	2,827,312
	IndyMac Index Mortgage Loan Trust
2,331,687	Series 2005-AR31(d)	4.12%	01/25/2036	2,198,537
1,237,904	Series 2005-AR35(d)	3.80%	02/25/2036	1,036,143
3,311,059	Series 2006-AR25(d)	3.59%	09/25/2036	3,139,466
	Invitation Homes
995,000	Series 2018-SFR1(d)(e)	1M US L + 1.25%	03/17/2020	993,933
650,000	Series 2018-SFR1(d)(e)	1M US L + 1.45%	03/17/2020	648,986
	J.P. Morgan Chase Commercial Mortgage Securities Trust
129,000	Series 2017-MAUI(d)(e)	1M US L + 1.25%	07/15/2019	129,019
1,010,000	Series 2018-WPT(e)	5.54%	07/05/2023	1,019,925
	JP Morgan Alternative Loan Trust
322,937	Series 2005-S1	6.00%	12/25/2035	301,212
7,995	Series 2006-S1	5.00%	02/25/2021	7,942
230,851	Series 2006-S3(k)	6.12%	08/25/2036	220,135
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(d)	4.65%	07/15/2024	405,331
388,000	Series 2014-C26(d)	4.42%	12/15/2024	399,215
627,390	Series 2015-C27(d)(e)	3.84%	02/15/2025	592,241
5,594,118	Series 2015-C28(d)	1.12%	03/15/2025	228,782
9,267,002	Series 2015-C30(d)	0.55%	07/15/2025	259,472
3,842,912	Series 2015-C31(d)	0.94%	08/15/2025	164,622
174,000	Series 2015-C32(d)	4.67%	10/15/2025	179,916
489,000	Series 2015-C33(d)	4.62%	11/15/2025	506,670
414,000	Series 2016-C1(d)	4.74%	02/15/2026	431,941
	JP Morgan Chase Commercial Mortgage Securities Corp.
152,655	Series 2006-LDP8(d)	0.29%	05/15/2045	181
4,000,000	Series 2007-CH1(k)	4.91%	11/25/2036	4,045,239

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,651,421	Series 2012-C8(d)	1.78%	09/15/2022	$128,132
119,000	Series 2016-JP2(d)	3.79%	07/15/2026	117,671
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(d)(e)	5.66%	03/15/2021	1,136,329
	JP Morgan Mortgage Acquisition Corp.
309,272	Series 2006-CH2(k)	5.46%	09/25/2029	243,873
	JP Morgan Mortgage Trust
1,267,761	Series 2007-S3	6.00%	07/25/2037	1,008,122
	JP Morgan Resecuritization Trust
1,538,608	Series 2011-1(d)(e)	6.00%	06/26/2037	1,458,204
	JPMBB Commercial Mortgage Securities Trust
542,000	Series 2015-C28	3.99%	03/15/2025	552,210
	JPMCC Commercial Mortgage Securities Trust
887,000	Series 2019-COR4	4.44%	12/10/2028	940,530
	KREF, Ltd.
522,000	Series 2018-FL1(d)(e)	1M US L + 1.10%	04/15/2023	523,908
	Labrador Aviation Finance, Ltd.
3,026,042	Series 2016-1A(e)	5.68%	01/15/2024	3,128,461
	LB-UBS Commercial Mortgage Trust
484,152	Series 2006-C7(d)(e)	0.49%	11/15/2038	145
	LCM 28, Ltd.
1,000,000	Series 2018-28A(d)(e)	3M US L + 5.75%	10/20/2030	942,683
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(e)	3M US L + 5.60%	07/16/2031	467,014
	LCM XIV LP
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.75%	07/20/2031	955,722
750,000	Series 2018-14A(d)(e)	3M US L + 5.50%	07/20/2031	695,389
	LCM XVII LP
1,000,000	Series 2018-17A(d)(e)	3M US L + 6.00%	10/15/2031	957,325
	LCM XX LP
1,000,000	Series 2018-20A(d)(e)	3M US L + 5.45%	10/20/2027	965,161
	Lehman Mortgage Trust
5,882,969	Series 2006-1(d)	5.37%	02/25/2036	5,860,312
656,372	Series 2006-6	5.50%	10/25/2036	575,048
3,901,306	Series 2006-7(d)	1M US L + 0.25%	11/25/2036	364,418
3,901,306	Series 2006-7(d)	7.75% - 1M US L	11/25/2036	770,254
1,505,832	Series 2006-8(d)	1M US L + 0.42%	12/25/2036	687,730
1,505,832	Series 2006-8(d)	6.58% - 1M US L	12/25/2036	379,805
795,851	Series 2007-10	6.00%	01/25/2038	822,740
346,420	Series 2007-10	6.50%	01/25/2038	228,138

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Lehman XS Trust
$108,010	Series 2006-5(k)	5.89%	04/25/2036	$105,412
	Madison Park Funding XIV, Ltd.
1,000,000	Series 2018-14A(d)(e)	3M US L + 2.95%	10/22/2030	973,015
1,000,000	Series 2018-14A(d)(e)	3M US L + 5.80%	10/22/2030	955,299
	Merrill Lynch Alternative Note Asset Trust
772,210	Series 2007-F1	6.00%	03/25/2037	277,519
	Monarch Beach Resort Trust
5,000,000	Series 2018-MBMZ(d)(e)	1M US L + 4.96%	07/15/2025	5,028,515
	Morgan Stanley Bank of America Merrill Lynch Trust
3,373,520	Series 2012-C5(d)(e)	1.46%	07/15/2022	129,470
450,000	Series 2014-C19	4.00%	12/15/2024	448,070
380,000	Series 2015-C25(d)	4.53%	09/15/2025	395,666
350,000	Series 2015-C27(d)	4.53%	11/15/2025	352,797
502,000	Series 2015-C27(d)(e)	3.24%	11/15/2025	444,251
	Morgan Stanley Capital I Trust
3,053,040	Series 2011-C1(d)(e)	0.34%	09/15/2020	14,476
1,395,967	Series 2016-UB11 XA(d)	1.64%	08/15/2026	115,447
1,000,000	Series 2018-SUN(d)(e)	1M US L + 3.05%	07/15/2020	997,209
	Morgan Stanley Mortgage Loan Trust
2,400,315	Series 2005-3AR(d)	4.09%	07/25/2035	2,221,000
208,955	Series 2006-11	6.00%	08/25/2036	165,523
1,065,220	Series 2006-7(d)	5.02%	06/25/2036	911,959
1,092,848	Series 2006-7	6.00%	06/25/2036	921,092
445,841	Series 2007-3XS(k)	5.70%	01/25/2047	244,142
	Morgan Stanley Re-REMIC Trust
325,933	Series 2011-R1(d)(e)	5.94%	02/26/2037	348,251
	Mosaic Solar Loan Trust
163,620	Series 2017-1A(e)	4.45%	06/20/2042	166,758
622,639	Series 2018-1A(e)	4.01%	08/20/2030	626,108
880,516	Series 2018-2GS(e)	4.20%	10/21/2030	893,486
	MSCG Trust
255,000	Series 2016-SNR(e)	5.21%	11/13/2021	255,609
2,154,000	Series 2018-SELF(d)(e)	1M US L + 3.05%	10/15/2020	2,154,872
	Nationstar HECM Loan Trust
12,000,000	Series 2017-2A(d)(e)	3.97%	09/25/2020	12,230,808
	Natixis Commercial Mortgage Securities Trust
345,000	Series 2018-FL1(d)(e)	1M US L + 0.95%	01/15/2022	341,773
345,000	Series 2018-FL1(d)(e)	1M US L + 2.20%	06/15/2022	339,783

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Navient Private Education Refi Loan Trust
$500,000	Series 2018-A(e)	3.68%	11/17/2025	$509,981
	New Residential Mortgage Loan Trust
4,284,202	Series 2019-RPL1(e)(k)	4.34%	02/26/2024	4,330,175
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,352,334	Series 2005-AP3(d)	5.32%	08/25/2035	859,965
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(d)(e)	3M US L + 8.09%	07/15/2030	919,670
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(d)(e)	3M US L + 2.85%	07/25/2030	480,905
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(d)(e)	3M US L + 4.00%	07/15/2029	500,528
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.00%	07/17/2030	486,020
1,000,000	Series 2018-1A(d)(e)	3M US L + 5.75%	07/17/2030	938,014
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 5.45%	01/22/2030	457,053
	OHA Credit Funding 1, Ltd.
500,000	Series 2018-1A(d)(e)	3M US L + 3.05%	10/20/2030	479,647
	OneMain Financial Issuance Trust
126,749	Series 2015-1A(e)	3.19%	03/18/2026	126,931
	PFP, Ltd.
59,395	Series 2017-3(d)(e)	1M US L + 2.50%	11/14/2019	59,368
	PHH Alternative Mortgage Trust
1,140,922	Series 2007-2	6.00%	05/25/2037	1,044,802
	PR Mortgage Loan Trust
11,475,239	Series 2014-1(d)(e)	5.91%	09/25/2047	10,745,489
	Pretium Mortgage Credit Partners LLC
1,098,056	Series 2018-NPL2(e)(k)	3.70%	03/27/2033	1,096,924
	Prime Mortgage Trust
51,438	Series 2006-1	5.50%	06/25/2036	51,011
94,366	Series 2006-DR1(e)	5.50%	05/25/2035	76,892
	RAIT Trust
111,000	Series 2017-FL7(d)(e)	1M US L + 1.30%	06/15/2025	110,401
	RBSGC Structured Trust
226,922	Series 2008-B(e)	6.00%	06/25/2037	220,020

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Residential Accredit Loans, Inc.
$1,844,592	Series 2005-QS17	6.00%	12/25/2035	$1,785,748
4,691,990	Series 2006-QA5(d)	1M US L + 0.22%	07/25/2036	3,012,201
2,798,905	Series 2006-QS10	6.50%	08/25/2036	2,632,117
1,008,827	Series 2006-QS4	6.00%	04/25/2036	939,110
1,565,354	Series 2006-QS6	6.00%	06/25/2036	1,427,465
1,813,450	Series 2006-QS7	6.00%	06/25/2036	1,661,949
95,337	Series 2006-QS7(d)	1M US L + 0.40%	06/25/2036	72,972
295,036	Series 2006-QS7(d)	5.60% - 1M US L	06/25/2036	37,831
114,226	Series 2006-QS8(d)	1M US L + 0.45%	08/25/2036	84,787
342,677	Series 2006-QS8(d)	5.55% - 1M US L	08/25/2036	41,531
2,531,386	Series 2007-QS3	6.50%	02/25/2037	2,350,987
74,830	Series 2007-QS6	6.25%	04/25/2037	71,025
10,543	Series 2007-QS6(d)	55.00% - 8.33 x 1M US L	04/25/2037	19,861
3,553,777	Series 2007-QS9	6.50%	07/25/2037	3,276,672
344,151	Series 2008-QR1	6.00%	08/25/2036	283,136
	Residential Asset Securitization Trust
524,694	Series 2006-A1	6.00%	04/25/2036	422,252
1,096,130	Series 2006-A2	6.00%	05/25/2036	782,466
949,100	Series 2006-A6	6.50%	07/25/2036	486,462
428,142	Series 2006-A8	6.00%	08/25/2036	373,407
154,345	Series 2006-A8	6.50%	08/25/2036	81,296
326,792	Series 2006-A8(d)	5.90% - 1M US L	08/25/2036	74,448
1,609,681	Series 2007-A1	6.00%	03/25/2037	961,203
86,122	Series 2007-A6	6.00%	06/25/2037	75,085
2,843,159	Series 2007-A7	6.00%	07/25/2037	1,846,451
	Residential Funding Mortgage Securities I Trust
1,042,123	Series 2006-S3	5.50%	03/25/2036	997,770
1,911,015	Series 2006-S6	6.00%	07/25/2036	1,900,210
425,231	Series 2007-S3	6.00%	03/25/2037	383,001
342,390	Series 2007-S6	6.00%	06/25/2037	316,208
	Sapphire Aviation Finance I, Ltd.
680,119	Series 2018-1A(e)	5.93%	03/15/2025	703,610
	Sequoia Mortgage Trust
2,336,392	Series 2007-3(d)	4.28%	07/20/2037	2,244,224
	SLIDE
3,213,282	Series 2018-FUN(d)(e)	1M US L + 3.00%	06/15/2021	3,228,426
	SMB Private Education Loan Trust
500,000	Series 2018-B(d)(e)	1M US L + 0.72%	08/15/2027	500,243
	SoFi Consumer Loan Program, LLC
82,402	Series 2017-2(e)	3.28%	02/25/2026	82,643

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	SoFi Professional Loan Program, LLC
$300,000	Series 2017-D(e)	3.61%	09/25/2040	$301,624
56,760	Series 2019-B(e)	0.00%	08/17/2048	1,999,655
	Springleaf Funding Trust
313,699	Series 2015-AA(e)	3.16%	05/15/2019	313,731
	Sprite, Ltd.
451,471	Series 2017-1(e)	4.25%	12/15/2024	454,179
	Stack Infrastructure Issuer LLC
999,167	Series 2019-1A(e)	4.54%	02/26/2024	1,023,639
	Start, Ltd.
792,337	Series 2018-1(e)	4.09%	05/15/2025	797,505
	Structured Adjustable Rate Mortgage Loan Trust
886,804	Series 2005-15(d)	4.22%	07/25/2035	720,088
	Structured Asset Securities Corp.
236,563	Series 2005-RF1(d)(e)	1M US L + 0.35%	03/25/2035	220,491
237,783	Series 2005-RF1(d)(e)	2.45%	03/25/2035	30,695
	STWD Mortgage Trust
1,634,000	Series 2018-URB(d)(e)	1M US L + 3.15%	05/15/2021	1,618,513
	TAL Advantage, LLC
808,011	Series 17-1A(e)	4.50%	04/20/2042	831,490
	TBW Mortgage-Backed Trust
1,372,576	Series 2006-2	7.00%	07/25/2036	476,329
	Textainer Marine Containers V, Ltd.
826,481	Series 2017-1A(e)	3.72%	01/20/2026	826,220
	Thunderbolt II Aircraft Lease, Ltd.
4,821,429	Series 2018-A(e)(k)	5.07%	09/15/2038	4,863,206
	TRIP Rail Master Funding, LLC
346,447	Series 2017-1A(e)	2.71%	07/15/2021	344,280
	UBS Commercial Mortgage Trust
513,000	Series 2017-C6(d)	4.45%	12/15/2027	520,228
511,000	Series 2018-C8(d)	4.70%	02/15/2028	522,846
6,175,250	Series 2018-C9(d)	0.90%	03/15/2051	412,386
610,000	Series 2019-C16	4.32%	03/15/2029	625,474
	Vantage Data Centers Issuer, LLC
741,875	Series 2018-1A(e)	4.07%	02/15/2023	753,776
	VB-S1 Issuer, LLC
3,000,000	Series 2018-1A(e)	5.25%	02/15/2023	2,959,605
	VCATT, LLC
5,000,000	Series 2019-NPL1(e)(k)	4.36%	02/25/2022	5,026,888
	Velocity Commercial Capital Loan Trust
4,519,628	Series 2017-2(d)(e)	3.07%	07/25/2026	4,543,184
916,194	Series 2018-2(d)(e)	4.05%	09/25/2024	931,698

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,496,521	Series 2019-1(d)(e)	3.94%	11/25/2025	$1,507,276
399,072	Series 2019-1(d)(e)	4.01%	04/25/2026	401,869
399,072	Series 2019-1(d)(e)	4.12%	09/25/2026	401,988
	Venture VII CDO, Ltd.
178,935	Series 2006-7A(d)(e)	3M US L + 0.23%	01/20/2022	179,056
	Vericrest Opportunity Loan Trust
1,000,000	Series 2019-NPL3(e)(k)	3.97%	03/25/2022	1,003,591
	VOLT LXIX LLC
964,071	Series 2018-NPL5(e)(k)	4.21%	08/25/2048	969,099
	Wachovia Bank Commercial Mortgage Trust
45,138	Series 2006-C29(d)	0.05%	11/15/2048	1
	Wachovia Mortgage Loan Trust, LLC Series Trust
788,215	Series 2005-B(d)	4.53%	10/20/2035	777,137
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,659,693	Series 2005-1	6.00%	03/25/2035	1,668,548
68,171	Series 2005-9	5.50%	11/25/2035	59,753
524,736	Series 2006-5	6.00%	07/25/2036	429,758
	Washington Mutual Mortgage Pass-Through Certificates Trust
976,410	Series 2006-2	6.00%	03/25/2036	941,188
	Wells Fargo Alternative Loan Trust
631,878	Series 2007-PA2(d)	1M US L + 0.43%	06/25/2037	521,715
631,878	Series 2007-PA2(d)	6.07% - 1M US L	06/25/2037	70,659
218,891	Series 2007-PA3	5.75%	07/25/2037	203,921
808,959	Series 2007-PA3	6.25%	07/25/2037	758,626
4,250,655	Series 2007-PA5	6.25%	11/25/2037	4,185,801
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(e)	3.94%	06/15/2024	405,249
420,000	Series 2015-C31(d)	4.61%	11/15/2025	429,618
340,000	Series 2015-LC22(d)	4.54%	09/15/2058	348,205
380,000	Series 2015-NXS3(d)	4.64%	09/15/2025	383,672
420,000	Series 2015-NXS4(d)	4.60%	11/15/2025	437,200
1,000,000	Series 2016-C33(e)	3.12%	03/15/2059	859,209
518,000	Series 2018-C45	4.73%	06/15/2051	531,536
165,000	Series 2018-C46	5.15%	08/15/2051	171,514
523,000	Series 2018-C47(d)	4.94%	09/15/2061	544,360
901,000	Series 2019-C49	4.55%	03/15/2052	947,975
901,000	Series 2019-C49(d)	4.87%	03/15/2052	939,186

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Mortgage-Backed Securities Trust
$1,483,558	Series 2005-12	5.50%	11/25/2035	$1,497,987
379,808	Series 2006-11	6.00%	09/25/2036	368,375
148,408	Series 2006-2	5.50%	03/25/2036	144,907
49,694	Series 2006-2	5.75%	03/25/2036	48,889
443,135	Series 2007-13	6.00%	09/25/2037	441,799
539,282	Series 2007-14	6.00%	10/25/2037	532,734
445,503	Series 2007-2	6.00%	03/25/2037	433,690
	WF-RBS Commercial Mortgage Trust
2,307,090	Series 2012-C9(d)(e)	1.88%	11/15/2045	127,693
4,200,181	Series 2014-C21(d)	1.07%	08/15/2047	170,792
4,663,675	Series 2014-C22(d)	0.85%	09/15/2057	158,760
2,850,000	Zephyrus Capital Aviation Tl	4.61%	10/15/2038	2,849,396

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $421,838,845)				423,102,398

U.S. GOVERNMENT BONDS AND NOTES - 15.12%
4,865,000	U.S. Treasury Bonds	2.25%	08/15/2027	4,823,666
3,880,000	U.S. Treasury Bonds	2.25%	11/15/2027	3,843,094
18,000,000	U.S. Treasury Bonds	2.88%	05/15/2028	18,718,242
2,372,408	U.S. Treasury Bonds	0.88%	01/15/2029	2,451,018
445,000	U.S. Treasury Bonds	2.75%	11/15/2042	443,879
3,130,000	U.S. Treasury Bonds	3.13%	02/15/2043	3,324,097
3,080,000	U.S. Treasury Bonds	3.63%	08/15/2043	3,547,234
2,470,000	U.S. Treasury Bonds	3.75%	11/15/2043	2,902,395
4,642,076	U.S. Treasury Bonds	1.00%	02/15/2046	4,742,777
960,000	U.S. Treasury Bonds	2.75%	11/15/2047	948,675
25,000,000	U.S. Treasury Notes	1.00%	08/31/2019	24,850,586
25,000,000	U.S. Treasury Notes	1.63%	08/31/2019	24,910,156
50,000,000	U.S. Treasury Notes	1.50%	10/31/2019	49,728,515
50,000,000	U.S. Treasury Notes	1.50%	11/30/2019	49,693,360
25,000,000	U.S. Treasury Notes	1.00%	11/30/2019	24,768,555
4,340,000	U.S. Treasury Notes	1.38%	02/15/2020	4,301,262
875,000	U.S. Treasury Notes	1.63%	11/30/2020	865,122
670,000	U.S. Treasury Notes	1.88%	01/31/2022	663,536
3,780,000	U.S. Treasury Notes	1.88%	03/31/2022	3,744,120
5,280,000	U.S. Treasury Notes	1.88%	04/30/2022	5,225,653
5,280,000	U.S. Treasury Notes	1.75%	05/31/2022	5,204,719
3,980,000	U.S. Treasury Notes	2.63%	02/28/2023	4,039,855
4,750,000	U.S. Treasury Notes	2.50%	03/31/2023	4,800,654
4,650,000	U.S. Treasury Notes	2.75%	04/30/2023	4,744,271

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$3,840,000	U.S. Treasury Notes	1.63%	05/31/2023	$3,748,275
12,000,000	U.S. Treasury Notes	1.25%	07/31/2023	11,517,891
4,890,000	U.S. Treasury Notes	1.88%	08/31/2024	4,795,543
4,900,000	U.S. Treasury Notes	2.13%	09/30/2024	4,865,068
5,675,000	U.S. Treasury Notes	2.25%	10/31/2024	5,669,791
4,510,000	U.S. Treasury Notes	3.00%	09/30/2025	4,699,561

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $286,279,162)				288,581,570

MUNICIPAL BONDS - 0.94%
33,700,000	Commonwealth of Puerto Rico, Series A, Revenue Bonds(f)	8.00%	07/01/2035	17,566,125
120,000	Missouri Highway & Transportation Commission, Revenue Bonds	5.06%	05/01/2024	132,722
165,000	State of California, General Obligation Bonds	7.55%	04/01/2039	250,894

TOTAL MUNICIPAL BONDS (Cost $26,389,386)				17,949,741

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 8.78%
	Federal Home Loan Mortgage Corp. Pool
293,323	Series Pool #G01840	5.00%	07/01/2035	316,317
111,313	Series Pool #G04817	5.00%	09/01/2038	119,967
	Federal Home Loan Mortgage Corp. REMICS
1,391,725	Series 2003-2722(d)	9.89% - 1M US L	12/15/2033	1,522,079
272,037	Series 2005-R003	5.50%	10/15/2035	299,371
1,927,802	Series 2006-3244(d)	6.66% - 1M US L	11/15/2036	330,534
93,066	Series 2007-3261(d)	6.43% - 1M US L	01/15/2037	14,546
239,542	Series 2007-3262(d)	6.40% - 1M US L	01/15/2037	28,215
838,443	Series 2007-3301(d)	6.10% - 1M US L	04/15/2037	94,047
651,553	Series 2007-3303(d)	6.10% - 1M US L	04/15/2037	88,162
250,424	Series 2007-3382(d)	6.00% - 1M US L	11/15/2037	21,663
551,258	Series 2007-3384(d)	6.31% - 1M US L	08/15/2036	80,819
237,959	Series 2007-3384(d)	6.39% - 1M US L	11/15/2037	25,545
292,129	Series 2008-3417(d)	6.18% - 1M US L	02/15/2038	32,681
5,549,479	Series 2008-3423(d)	6.00% - 1M US L	03/15/2038	49,469
278,555	Series 2008-3423(d)	5.65% - 1M US L	03/15/2038	27,580
1,912,575	Series 2009-3510(d)	6.75% - 1M US L	02/15/2037	326,157
472,673	Series 2009-3523(d)	6.00% - 1M US L	04/15/2039	66,522
93,679	Series 2009-3524	3.60%	06/15/2038	94,688

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$18,783	Series 2009-3549(d)	5.80% - 1M US L	07/15/2039	$1,866
1,153,405	Series 2009-3560(d)	6.40% - 1M US L	11/15/2036	141,962
445,408	Series 2010-3641	4.50%	03/15/2040	477,566
557,150	Series 2010-3726(d)	6.05% - 1M US L	09/15/2040	84,779
3,066,778	Series 2010-3728(d)	4.45% - 1M US L	09/15/2040	228,211
750,000	Series 2010-3779	3.50%	12/15/2030	777,083
179,399	Series 2010-3779	4.00%	12/15/2030	188,441
501,865	Series 2010-3779	4.50%	12/15/2040	532,787
78,997	Series 2011-3786(d)	9.50% - 1M US L	01/15/2041	83,673
1,385,586	Series 2011-3795	4.00%	01/15/2041	1,427,194
69,792	Series 2011-3798(d)	9.50% - 1M US L	11/15/2040	74,822
594,897	Series 2011-3808	3.50%	02/15/2031	607,575
39,198	Series 2011-3809(d)	9.50% - 1M US L	02/15/2041	38,926
989,508	Series 2011-3815(d)	5.85% - 1M US L	02/15/2041	129,637
496,098	Series 2011-3824	3.50%	03/15/2031	516,814
558,084	Series 2011-3824(d)	7.10% - 1M US L	08/15/2036	90,941
656,853	Series 2011-3863	5.50%	08/15/2034	706,867
646,115	Series 2011-3864(d)	9.20% - 1M US L	05/15/2041	681,554
705,727	Series 2011-3871	5.50%	06/15/2041	794,810
676,188	Series 2011-3872(d)	5.95% - 1M US L	06/15/2041	89,479
2,919,832	Series 2011-3910	5.00%	08/15/2041	3,340,543
3,152,409	Series 2011-3924(d)	6.00% - 1M US L	09/15/2041	433,464
587,287	Series 2011-3925	3.00%	09/15/2021	14,981
4,388,731	Series 2012-3(d)	5.95% - 1M US L	02/25/2042	567,706
3,928,129	Series 2012-4057	4.00%	06/15/2042	4,120,557
10,389,805	Series 2013-4218	2.50%	02/15/2043	9,323,860
7,300,176	Series 2013-4239(g)	0.00%	07/15/2043	5,222,023
4,654,061	Series 2014-4413	3.50%	11/15/2044	4,751,279
3,390,439	Series 2015-4434	3.00%	02/15/2045	3,210,782
3,322,074	Series 2015-4440	2.50%	02/15/2045	2,985,704
	Federal Home Loan Mortgage Corp. Strips
2,894,972	Series 2017-358	3.00%	10/15/2047	2,910,271
	Federal National Mortgage Association Pool
81,644	Series Pool #555743	5.00%	09/01/2033	87,887
99,048	Series Pool #735382	5.00%	04/01/2035	106,608
266,483	Series Pool #735383	5.00%	04/01/2035	286,846
182,625	Series Pool #735484	5.00%	05/01/2035	196,577
84,271	Series Pool #AH4437	4.00%	01/01/2041	86,401
9,098,554	Series Pool #BM5299	3.00%	12/01/2046	9,074,850
4,506,691	Series Pool #CA1875	3.50%	06/01/2048	4,578,932

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Federal National Mortgage Association REMICS
$95,924	Series 2004-46(d)	6.00% - 1M US L	03/25/2034	$9,029
315,952	Series 2006-101(d)	6.58% - 1M US L	10/25/2036	53,649
927,892	Series 2006-123(d)	6.32% - 1M US L	01/25/2037	154,072
4,354,772	Series 2006-92(d)	6.58% - 1M US L	10/25/2036	668,111
113,491	Series 2007-102(d)	6.40% - 1M US L	11/25/2037	17,920
87,659	Series 2007-108(d)	6.36% - 1M US L	12/25/2037	10,271
21,027	Series 2007-30(d)	6.11% - 1M US L	04/25/2037	2,286
403,904	Series 2007-38(d)	6.08% - 1M US L	05/25/2037	48,472
16,648	Series 2007-51(d)	6.10% - 1M US L	06/25/2037	1,606
51,478	Series 2007-53(d)	6.10% - 1M US L	06/25/2037	5,886
625,555	Series 2007-57(d)	6.62% - 1M US L	10/25/2036	86,267
188,436	Series 2007-68(d)	6.65% - 1M US L	07/25/2037	23,794
701,926	Series 2008-3(d)	6.46% - 1M US L	02/25/2038	113,746
279,371	Series 2008-56(d)	6.06% - 1M US L	07/25/2038	32,215
91,238	Series 2008-81	5.50%	09/25/2038	97,629
428,674	Series 2009-111	5.00%	01/25/2040	459,241
217,303	Series 2009-111(d)	6.25% - 1M US L	01/25/2040	26,190
1,078,700	Series 2009-12(d)	6.60% - 1M US L	03/25/2036	150,420
41,711	Series 2009-28(d)	6.00% - 1M US L	04/25/2037	4,389
477,945	Series 2009-41	4.50%	06/25/2039	494,089
113,879	Series 2009-42(d)	6.00% - 1M US L	06/25/2039	12,288
262,311	Series 2009-47(d)	6.10% - 1M US L	07/25/2039	33,897
148,555	Series 2009-62(d)	6.10% - 1M US L	08/25/2039	14,517
76,576	Series 2009-66(d)	5.80% - 1M US L	02/25/2038	9,205
84,746	Series 2009-68(d)	5.25% - 1M US L	09/25/2039	7,761
379,393	Series 2010-11(d)	4.80% - 1M US L	02/25/2040	28,775
63,096	Series 2010-111(d)	6.00% - 1M US L	10/25/2040	6,835
140,458	Series 2010-112	4.00%	10/25/2040	142,741
202,957	Series 2010-115(d)	6.60% - 1M US L	11/25/2039	27,210
2,333,352	Series 2010-115(d)	6.00% - 1M US L	10/25/2040	369,342
5,378,183	Series 2010-123(d)	6.05% - 1M US L	11/25/2040	864,685
871,182	Series 2010-15(d)	4.95% - 1M US L	03/25/2040	87,240
135,650	Series 2010-34(d)	4.93% - 1M US L	04/25/2040	10,511
83,549	Series 2010-4(d)	6.23% - 1M US L	02/25/2040	11,180
117,008	Series 2010-58(d)	12.47% - 1M US L	06/25/2040	129,299
3,345,088	Series 2010-75	4.50%	07/25/2040	3,565,018
283,886	Series 2010-9(d)	4.75% - 1M US L	02/25/2040	17,745
66,519	Series 2010-9(d)	5.30% - 1M US L	02/25/2040	6,929
16,016	Series 2010-90(d)	6.00% - 1M US L	08/25/2040	1,920
498,497	Series 2011-16	3.50%	03/25/2031	515,638
841,024	Series 2011-25	3.00%	04/25/2026	848,653
500,000	Series 2011-29	3.50%	04/25/2031	508,775

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$306,666	Series 2011-48(d)	9.20% - 1M US L	06/25/2041	$317,204
655,312	Series 2011-5(d)	6.40% - 1M US L	11/25/2040	61,829
1,342,561	Series 2011-58(d)	6.55% - 1M US L	07/25/2041	240,290
4,303,904	Series 2012-106(d)	6.16% - 1M US L	10/25/2042	713,579
1,194,654	Series 2012-124(d)	7.79% - 1M US L	11/25/2042	1,139,838
9,795,601	Series 2012-128(d)	6.00% - 1M US L	11/25/2042	8,526,583
254,505	Series 2012-29(d)	6.00% - 1M US L	04/25/2042	29,134
998,678	Series 2012-32	5.00%	04/25/2042	202,969
4,410,755	Series 2012-65(d)	5.98% - 1M US L	06/25/2042	652,106
3,290,061	Series 2013-19(d)	5.40% - 1M US L	03/25/2043	2,744,052
9,646,208	Series 2013-51(d)	5.40% - 1M US L	04/25/2043	8,429,721
2,556,617	Series 2015-59	3.00%	06/25/2041	2,561,349
10,062,776	Series 2015-79	3.00%	11/25/2045	9,425,420
2,067,009	Series 2015-9	3.00%	01/25/2045	2,090,296
19,786,418	Series 2016-72	3.00%	10/25/2046	18,150,516
3,750,723	Series 2018-21(g)	0.00%	04/25/2048	2,982,833
3,153,559	Series 2018-27	3.00%	12/25/2047	3,130,538
3,669,732	Series 2018-36	3.00%	06/25/2048	3,664,792
5,000,000	Series 2019-12	3.00%	04/25/2049	4,967,729
	Freddie Mac REMICS
3,627,508	Series 2013-4170(d)	4.05 - 1M US L	01/15/2033	3,449,764
	Government National Mortgage Association
68,424	Series 2004-83(d)	6.08% - 1M US L	10/20/2034	9,276
58,112	Series 2008-6(d)	6.46% - 1M US L	02/20/2038	8,074
55,754	Series 2008-67(d)	6.00% - 1M US L	08/20/2038	6,250
875,189	Series 2008-69(d)	7.63% - 1M US L	08/20/2038	160,661
74,303	Series 2009-10(d)	6.65% - 1M US L	02/16/2039	13,021
1,147,767	Series 2009-35	4.50%	05/20/2039	1,230,797
4,426,564	Series 2009-58(d)	6.25% - 1M US L	06/20/2039	491,929
61,952	Series 2009-6(d)	5.95% - 1M US L	02/20/2038	7,593
2,187,251	Series 2009-75	5.00%	09/20/2039	2,345,428
5,269,299	Series 2010-121(d)	6.00% - 1M US L	09/20/2040	671,260
89,534	Series 2010-61(d)	6.55% - 1M US L	09/20/2039	11,852
188,530	Series 2010-98(d)	5.73%	03/20/2039	23,402
768,135	Series 2011-69(g)	0.00%	05/20/2041	672,308
2,197,976	Series 2011-71	4.50%	02/20/2041	2,323,055
1,433,313	Series 2011-71(d)	5.40% - 1M US L	05/20/2041	159,767
423,663	Series 2011-72(d)	6.15% - 1M US L	05/20/2041	49,264
2,321,265	Series 2011-89(d)	5.45% - 1M US L	06/20/2041	254,451
531,328	Series 2012-105(d)	6.20% - 1M US L	01/20/2041	31,127
6,616,795	Series 2013-113(d)	6.25% - 1M US L	03/20/2043	706,698
8,638,387	Series 2013-122(d)	6.10% - 1M US L	08/16/2043	1,297,589
4,996,690	Series 2013-148(d)	5.68% - 1M US L	10/16/2043	690,385

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$9,355,688	Series 2013-186(d)	6.25% - 1M US L	02/16/2043	$1,256,410
5,864,753	Series 2014-156(d)	6.25% - 1M US L	10/20/2044	851,177
11,745,775	Series 2014-4(d)	6.10% - 1M US L	01/16/2044	1,709,351
8,100,379	Series 2014-5(d)	6.15% - 1M US L	07/20/2043	1,033,448
7,019,372	Series 2014-95(d)	6.25% - 1M US L	06/16/2044	1,002,810
9,836,719	Series 2018-153(d)	6.15 - 1M US L	11/20/2048	1,307,684
27,249,325	Series 2018-164(d)	6.10 - 1M US L	12/20/2048	3,650,279

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $221,120,225)				167,647,954

Shares/Description				Value
SHORT-TERM INVESTMENTS -4.48%
Money Market Fund - 3.67%
70,085,169	State Street Institutional Trust (7 Day Yield 2.35%)			70,085,169
U.S. Treasury - 0.81%
6,740,000	United States Treasury Bill(l)	2.50%	11/07/2019	6,644,263
6,350,000	United States Treasury Bill(l)	2.41%	07/11/2019	6,307,845
2,500,000	United States Treasury Bill(l)	2.45%	09/05/2019	2,474,231
				15,426,339

TOTAL SHORT-TERM INVESTMENTS (Cost $85,504,433)				85,511,508

TOTAL INVESTMENTS - 98.76% (Cost $1,957,405,313)				1,885,245,871
OTHER ASSETS IN EXCESS OF LIABILITIES -1.24%				23,695,416
NET ASSETS - 100.00%				$1,908,941,287

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M  US L - 1 Month LIBOR as of March 31, 2019 was 2.49%

2M  US L - 2 Month LIBOR as of March 31, 2019 was 2.56%

3M  US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

(a)	Affiliated company. See Note 9 to Notes to Financial Statements.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2019, the aggregate fair value of those securities was $25,776,339, representing 1.35% of net assets.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $326,896,680, which represents approximately 17.12% of net assets as of March 31, 2019.
(f)	Security is currently in default.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(h)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(i)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(j)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(k)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2019.
(l)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Shares/Description				Value
CLOSED-END FUNDS - 24.22%
26,228		BlackRock Corporate High Yield Fund, Inc.		$269,099
25,649		BlackRock Debt Strategies Fund, Inc.		274,957
52,696		BlackRock Floating Rate Income Strategies Fund, Inc.		658,700
21,974		BlackRock Floating Rate Income Trust		268,302
39,389		BrandywineGLOBAL -Global Income Opportunities Fund, Inc.		438,793
39,383		Eaton Vance Floating-Rate Income Trust		519,462
54,440		Eaton Vance Limited Duration Income Fund		688,666
229,147		First Trust Senior Floating Rate 2022 Target Term Fund		2,002,745
27,666		Franklin Limited Duration Income Trust		266,424
271,815		Invesco Senior Income Trust		1,141,623
230,973		Nuveen Credit Strategies Income Fund		1,785,421
34,168		Nuveen Mortgage Opportunity Term Fund		795,431
49,877		PGIM Global High Yield Fund, Inc.		695,285
42,554		PGIM High Yield Bond Fund, Inc.		603,416
19,489		Western Asset Emerging Markets Debt Fund, Inc.		265,830
59,317		Western Asset Global High Income Fund, Inc.		556,987
316,708		Western Asset High Income Opportunity Fund, Inc.		1,529,700

TOTAL CLOSED-END FUNDS (Cost $12,893,771)				12,760,841

COMMON STOCKS - 0.04%
999		David's Bridal(a)(b)		20,580
3,002		Ultra Petroleum Corp.(b)		1,831

TOTAL COMMON STOCKS (Cost $154,645)				22,411

PREFERRED STOCKS - 0.14%
11		Ditech Holding Corp., 0.000%(a)(b)(c)(d)		–
75		Sequa Corp., 7.000%(a)(b)(e)		75,000

TOTAL PREFERRED STOCKS (Cost $94,004)				75,000

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 40.85%(f)
Canada - 0.72%
$298,164	GFL Environmental, Inc., First Lien Effective Date Incremental Term Loan	1M US L + 3.00%, 1.00% Floor	05/30/2025	288,939
94,205	Hudson's Bay Co., First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	09/30/2022	92,115
				381,054

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	59

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Denmark - 0.66%
$229,305	Nets Holdco 4 ApS, First Lien Facility B1E Term Loan	3M EUR L + 3.00%	02/06/2025	$253,882
81,941	TDC A/S, First Lien Facility B3 Term Loan	1M EUR L + 2.75%	06/04/2025	91,901
				345,783
Finland - 0.21%
100,000	Mascot Bidco Oy, First Lien Term Loan(g)	E + 4.50%	02/26/2026	111,241

France - 1.65%
99,750	Altice France S.A., First Lien USD TLB-13 Incremental Term Loan	1M US L + 4.00%	08/14/2026	95,885
100,000	CAB, First Lien Additional Facility 4 Term Loan(g)	E + 4.00%	06/14/2024	112,596
300,000	Constantin Investissement 4 S.A.S., First Lien Facility B Term Loan	3M EUR L + 3.00%	04/22/2024	331,782
130,000	Financière Labeyrie Fine Foods, First Lien Facility B Term Loan	3M EUR L + 4.25%	05/23/2023	145,964
196,500	Numericable U.S. LLC, First Lien USD TLB-11 Term Loan	1M US L + 2.75%	07/31/2025	183,236
				869,463
Germany - 1.30%
190,000	Alpha Group, SARL, First Lien Facility B Term Loan	3M EUR L + 3.75%	01/31/2025	211,800
120,000	Befesa SA, First Lien Facility B Term Loan	6M EUR L + 2.50%	12/07/2022	134,795
60,000	Blitz F18-675 GmbH, First Lien Facility B2 Term Loan	3M EUR L + 3.75%	07/31/2025	67,568
162,354	CTC AcquiCo GmbH, First Lien Facility B2 Term Loan	3M US L + 3.00%	03/07/2025	160,207
100,000	Marcel Lux IV SARL, First Lien Facility B2 (EUR) Term Loan(g)	E + 3.50%	03/16/2026	111,852
				686,222
Great Britain - 3.43%
99,498	EG Group, Ltd., First Lien Facility B (EUR) Term Loan	3M US L + 4.00%	02/07/2025	109,527
175,772	Formula One Management, Ltd., First Lien Facility B3 Term Loan	1M US L + 2.50%, 1.00% Floor	02/01/2024	169,796
210,000	Franklin UK Midco, Ltd., First Lien Facility B1 Term Loan	3M EUR L + 4.00%	12/18/2024	234,390
130,000	Froneri International PLC, First Lien Facility B3 Term Loan	1M US L + 2.75%	01/31/2025	168,208
300,000	Genesis Specialist Care Finance UK, Ltd., First Lien Facility B2 Term Loan(g)	E + 3.50%	10/30/2025	337,366

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$190,640	Lernen Bidco, Ltd., First Lien Facility B1 (EUR) Term Loan(g)	E + 4.00%	11/28/2025	$215,421
250,000	LGC Science Holdings, Ltd., First Lien Facility B3 Term Loan	1M US L + 3.50%	03/08/2023	245,417
149,837	Richmond UK Holdco, Ltd., First Lien Facility B Term Loan	1M US L + 4.25%	03/03/2024	186,008
155,000	Survitec Acqusition Company, Ltd., First Lien Facility B Tranche 2 Term Loan	6M EUR L + 4.75%	03/12/2022	141,488
				1,807,621
Luxembourg - 1.47%
148,125	Altice Financing SA, First Lien October 2017 USD Term Loan	1M US L + 2.75%	01/31/2026	141,645
80,000	Auris Luxembourg III S.a r.l., First Lien Facility B1A Term Loan	3M US L + 4.00%	02/27/2026	90,293
190,000	CCP Lux Holdings S.a. r.l., First Lien Senior EUR Facility B Term Loan	3M EUR L + 3.25%	01/10/2025	212,933
300,000	Neuraxpharm Holdco S.A.R.L., First Lien Facility B2 Term Loan	3M EUR L + 3.75%	08/24/2023	330,005
				774,876
Netherlands - 1.65%
217,250	Diamond B.V., First Lien Initial Euro Term Loan	3M EUR L + 3.25%	09/06/2024	239,044
283,418	Peer Holdings III B.V., First Lien Facility B Term Loan	3M EUR L + 3.25%	03/07/2025	312,670
250,000	Sigma Holdco B.V., First Lien Facility B4 (GBP) Term Loan	3M US L + 4.00%	07/02/2025	316,999
				868,713
Sweden - 0.42%
200,000	Verisure Holding Tlb(g)	E + 3.50%	10/21/2022	223,685

United States - 29.34%
247,708	Access CIG LLC, First Lien B Term Loan	1M US L + 3.75%	02/27/2025	245,231
337,954	Acuity Specialty Products, Inc., First Lien Initial Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	299,651
148,875	Adtalem Global Education, Inc., First Lien B Term Loan	1M US L + 3.00%	04/11/2025	148,192
39,200	AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	12/13/2023	37,583
196,498	Air Medical Group Holdings, Inc., First Lien 2018 Term Loan	1M US L + 3.25%, 1.00% Floor	04/28/2022	185,528
96,838	Allnex & Cy S.C.A., First Lien Tranche B-2 Term Loan	3M US L + 3.25%, 0.75% Floor	09/13/2023	96,474
244,316	American Renal Holdings, Inc., First Lien B Term Loan	1M US L + 3.25%	06/21/2024	233,016

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	61

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$247,500	American Rock Salt Co. LLC, First Lien Initial Term Loan	1M US L + 3.75%, 1.00% Floor	03/21/2025	$247,500
147,750	Applied Systems, Inc., First Lien Closing Date Term Loan	1M US L + 3.00%, 1.00% Floor	09/19/2024	146,595
159,216	Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan	1M US L + 3.00%	08/04/2022	158,676
249,375	Atlantic Aviation FBO, Inc., First Lien B Term Loan	1M US L + 3.75%	12/06/2025	251,869
237,154	Avantor, Inc., First Lien Initial B-1 Euro Term Loan(g)	E + 3.75%	11/21/2024	266,630
168,397	Aveanna Healthcare LLC, First Lien Initial Term Loan	1M US L + 4.25%, 1.00% Floor	03/18/2024	162,082
147,750	Badger Finance LLC, First Lien 2018 Refinancing Term Loan	1M US L + 3.50%, 1.00% Floor	09/30/2024	143,872
181,628	BCP Renaissance Parent LLC, First Lien Initial Term Loan	3M US L + 3.50%, 1.00% Floor	10/31/2024	181,222
198,000	Beacon Roofing Supply, Inc., First Lien Initial Term Loan	1M US L + 2.25%	01/02/2025	193,256
148,125	Belron Finance US LLC, First Lien Initial B Term Loan	3M US L + 2.25%	11/07/2024	146,644
98,500	Big River Steel LLC, First Lien Closing Date Term Loan	3M US L + 5.00%, 1.00% Floor	08/23/2023	99,116
247,505	Boing US Holdco, Inc., First Lien B Term Loan	3M US L + 3.25%, 1.00% Floor	10/03/2024	247,350
90,906	Boyd Gaming Corp., First Lien Refinancing B Term Loan	1W US L + 2.25%	09/15/2023	90,275
248,750	Bracket Intermediate Holding Corp., First Lien Initial Term Loan	1M US L + 4.25%	09/05/2025	247,973
250,000	Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.75%, 0.75% Floor	08/01/2025	249,879
100,000	Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan	1M US L + 6.75%, 0.75% Floor	08/03/2026	100,475
246,875	Caesars Resort Collection LLC, First Lien B Term Loan	1M US L + 2.75%	12/23/2024	244,009
76,395	Camelot U.S. Acquisition 1 Co., First Lien New Term Loan	1M US L + 3.25%, 1.00% Floor	10/03/2023	76,101
140,504	Canyon Valor Cos., Inc., First Lien Initial Dollar Term Loan	3M US L + 2.75%	06/16/2023	139,670
128,050	Canyon Valor Cos., Inc., First Lien Initial Euro Term Loan	3M EUR L + 3.00%	06/16/2023	142,443
220,751	Cengage Learning, Inc., First Lien 2016 Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	199,262
249,375	CentralSquare Technologies LLC, First Lien Initial Term Loan	1M US L + 3.75%	08/29/2025	246,258
296,250	CenturyLink, Inc., First Lien Initial B Term Loan	1M US L + 2.75%	01/31/2025	291,067
127,388	CEOC LLC, First Lien B Term Loan	1M US L + 2.00%	10/07/2024	124,744

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$246,875	Charter Communications Operating LLC, First Lien B Term Loan	1M US L + 2.00%	04/30/2025	$245,533
98,992	Charter NEX US, Inc., First Lien Initial Term Loan	1M US L + 2.75%, 1.00% Floor	05/16/2024	96,415
149,248	CHG Healthcare Services, Inc., First Lien 2017 New Term Loan	3M US L + 3.00%, 1.00% Floor	06/07/2023	148,689
148,875	Cogeco Communications II LP, First Lien B Term Loan	1M US L + 2.375%	01/03/2025	146,987
248,125	Covia Holdings Corp., First Lien Initial Term Loan	1W US L + 3.75%, 1.00% Floor	06/01/2025	212,729
174,318	Cypress Intermediate Holdings III, Inc., First Lien Initial Term Loan	1M US L + 3.00%, 1.00% Floor	04/29/2024	171,576
44,884	David's Bridal, Inc. Takeback Tl(g)	L + 8.00%	01/18/2024	44,884
11,812	David's Bridal, Inc. Tl(g)	L + 7.50%	07/18/2023	11,812
148,216	EG Group, Ltd., First Lien Additional Facility Term Loan	3M US L + 4.00%	02/07/2025	145,103
25,676	Emmis Operating Co., First Lien Term Loan	1W US L + 8.00%, 1.00% Floor	04/18/2019	25,451
97,753	ExamWorks Group, Inc., First Lien B-1 Term Loan	1M US L + 3.25%, 1.00% Floor	07/27/2023	97,509
98,232	Explorer Holdings, Inc., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	05/02/2023	97,557
248,125	Flynn Restaurant Group LP, First Lien Initial Term Loan	1M US L + 3.50%	06/27/2025	240,993
125,000	Flynn Restaurant Group LP, Second Lien Initial Term Loan	1M US L + 7.00%	06/29/2026	120,833
248,750	Franklin Square Holdings LP, First Lien Initial Term Loan	1M US L + 2.50%	08/01/2025	248,285
138,028	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan	1M US L + 3.75%	07/02/2025	138,546
248,906	GlobalLogic Holdings, Inc., First Lien Initial Term Loan(g)	1M US L + 3.25%	08/01/2025	248,284
207,696	Golden Nugget, Inc., First Lien Initial B Term Loan	1M US L + 2.75%, 0.75% Floor	10/04/2023	205,928
229,861	Graftech International, Ltd., First Lien Initial Term Loan	1M US L + 3.50%, 1.00% Floor	02/12/2025	229,574
162,268	Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	1M US L + 3.25%	12/01/2023	160,503
98,750	Greenrock Finance, Inc., First Lien Initial USD B Term Loan	3M US L + 3.50%, 1.00% Floor	06/28/2024	98,318
185,131	HD Supply, Inc., First Lien B-5 Term Loan	1M US L + 1.75%	10/17/2023	183,233
148,875	Hub International, Ltd., First Lien Initial Term Loan	3M US L + 2.75%	04/25/2025	144,238
8,250	Innoviva, Inc., First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	08/18/2022	8,168

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	63

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$660,957	Jaguar Holding Company I LLC, First Lien 2018 Term Loan	1M US L + 2.50%, 1.00% Floor	08/18/2022	$655,366
229,162	JBS USA LUX SA, First Lien Initial Term Loan	1M US L + 2.50%, 0.75% Floor	10/30/2022	227,945
78,200	Learfield Communications LLC, First Lien Initial Term Loan	1M US L + 3.25%, 1.00% Floor	12/01/2023	78,029
242,348	Life Time Fitness, Inc., First Lien 2017 Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	06/10/2022	239,967
149,250	Mayfield Agency Borrower, Inc., First Lien B Term Loan	1M US L + 4.50%	02/28/2025	145,892
292,205	McAfee LLC, First Lien B USD Term Loan	1M US L + 3.75%	09/30/2024	292,389
37,834	Monitronics International, Inc., First Lien B-2 Term Loan	3M US L + 5.50%, 1.00% Floor	09/30/2022	31,821
98,750	MRC Global, Inc., First Lien 2018 Refinancing Term Loan	1M US L + 3.00%	09/20/2024	98,750
498,750	Natgasoline LLC, First Lien Initial Term Loan	3M US L + 3.50%	11/14/2025	499,997
39,900	NEP Group, Inc., First Lien Initial Euro Term Loan	3M EUR L + 3.50%	10/20/2025	44,912
247,506	NVA Holdings, Inc., First Lien B-3 Term Loan	1M US L + 2.75%, 1.00% Floor	02/02/2025	239,850
98,752	Odyssey Logistics & Technology Corp., First Lien New Term Loan	1M US L + 4.00%, 1.00% Floor	10/12/2024	98,259
98,000	Onvoy LLC, First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	02/10/2024	88,047
147,750	OpenLink International Holdings, Inc., First Lien Replacement Euro Term Loan(g)	E + 4.00%, 1.00% Floor	03/21/2025	164,806
148,687	Pearl Intermediate Parent LLC, First Lien Initial Term Loan(g)	1M US L + 2.75%	02/14/2025	141,438
98,252	Playa Resorts Holding B.V., First Lien Initial Term Loan	1M US L + 2.75%, 1.00% Floor	04/29/2024	94,691
246,102	Recess Holdings, Inc., First Lien Initial Term Loan	1M US L + 3.75%, 1.00% Floor	09/30/2024	241,385
99,750	Refinitiv US Holdings, Inc., First Lien Initial Euro Term Loan	6M EUR L + 4.00%	10/01/2025	111,545
197,500	Ring Container Technologies Group LLC, First Lien Initial Term Loan	1M US L + 2.75%	10/31/2024	194,208
94,379	RPI Finance Trust, First Lien Initial B -6 Term Loan	1M US L + 2.00%	03/27/2023	93,966
148,500	Scientific Games International, Inc., First Lien Initial B-5 Term Loan	2M US L + 2.75%	08/14/2024	144,880
249,375	Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan	1M US L + 3.25%	12/31/2025	244,673

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$22,193	Servicemaster Co., LLC, First Lien Tranche C Term Loan	1M US L + 2.50%	11/08/2023	$22,172
245,549	St. George's University Scholastic Services LLC, First Lien Term Loan	1M US L + 3.50%	07/17/2025	245,548
148,125	Strategic Materials Holding Corp., First Lien Initial Term Loan	3M US L + 3.75%, 1.00% Floor	11/01/2024	131,461
40,538	Toys 'R' US Property Company I LLC	1M US L + 5.00%, 1.00% Floor	08/21/2019	37,700
102,913	Trans Union LLC, First Lien 2017 Replacement B-3 Term Loan	1M US L + 2.00%	04/10/2023	102,132
442,340	Transdigm, Inc., First Lien 2018 New Tranche E Term Loan	1M US L + 2.50%	05/30/2025	431,582
250,000	Tunnel Hill Partners LP, First Lien Initial Term Loan	1M US L + 3.50%	02/06/2026	248,906
294,219	Uniti Group, Inc., First Lien Shortfall Term Loan	1M US L + 5.00%, 1.00% Floor	10/24/2022	288,089
147,638	UTEX Industries, Inc., First Lien Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/21/2021	142,240
36,262	Vestcom Parent Holdings, Inc., First Lien L/C Collaterilized Term Loan	1M US L + 4.00%, 1.00% Floor	12/19/2023	34,812
227,681	Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan	3M US L + 5.00%, 0.75% Floor	03/29/2021	228,855
133,362	YI LLC, First Lien Initial Term Loan	3M US L + 4.00%, 1.00% Floor	11/07/2024	132,529
132,880	York Risk Services Holding Corp., First Lien Term Loan	1M US L + 3.75%, 1.00% Floor	10/01/2021	125,073
				15,457,706

TOTAL BANK LOANS (Cost $22,062,468)				21,526,364

HIGH YIELD DEBT- 29.49%
Australia - 0.18%
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(h)	5.75%	04/30/2026	93,000
Canada - 1.34%
130,000	Bausch Health Cos., Inc.(h)	5.88%	05/15/2023	131,787
40,000	Baytex Energy Corp.(h)	5.13%	06/01/2021	39,700
5,000	Baytex Energy Corp.(h)	5.63%	06/01/2024	4,669
65,000	Cascades, Inc.(h)	5.50%	07/15/2022	65,650
36,000	Cascades, Inc.(h)	5.75%	07/15/2023	36,090
45,000	Eldorado Gold Corp.(h)	6.13%	12/15/2020	44,154
25,000	First Quantum Minerals, Ltd.(h)	7.25%	05/15/2022	25,250
20,000	First Quantum Minerals, Ltd.(h)	7.25%	04/01/2023	19,600

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	65

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	goeasy, Ltd.(h)	7.88%	11/01/2022	$73,675
50,000	Mercer International, Inc.(h)	7.38%	01/15/2025	52,625
35,000	Mercer International, Inc.	5.50%	01/15/2026	34,475
45,000	New Gold, Inc.(h)	6.25%	11/15/2022	39,825
6,764	Precision Drilling Corp.	6.50%	12/15/2021	6,848
35,000	Precision Drilling Corp.	7.75%	12/15/2023	36,138
30,000	Precision Drilling Corp.(h)	7.13%	01/15/2026	29,897
65,000	Vermilion Energy, Inc.(h)	5.63%	03/15/2025	63,375
				703,758
Denmark - 0.23%
100,000	DKT Finance ApS(i)	7.00%	06/17/2023	121,934
France - 0.43%
100,000	Altice France SA(i)	5.63%	05/15/2024	115,990
100,000	Constantin Investissement 3 SASU(i)	5.38%	04/15/2025	111,336
				227,326
Germany - 0.88%
120,000	Nidda Healthcare Holding GmbH(i)	3.50%	09/30/2024	133,882
100,000	Techem Verwaltungsgesellschaft 674 mbH(i)	6.00%	07/30/2026	116,547
100,000	Tele Columbus AG(i)	3.88%	05/02/2025	100,828
100,000	WEPA Hygieneprodukte GmbH(i)	3.75%	05/15/2024	113,857
				465,114
Great Britain - 0.54%
100,000	Arqiva Broadcast Finance PLC	6.75%	09/30/2023	138,857
100,000	Nomad Foods Bondco PLC(i)	3.25%	05/15/2024	114,894
35,000	Tronox Finance PLC(h)	5.75%	10/01/2025	32,594
				286,345
Ireland - 0.64%
100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(i)	2.75%	03/15/2024	115,048
10,000	Avolon Holdings Funding, Ltd.(h)	5.50%	01/15/2023	10,300
35,000	Park Aerospace Holdings, Ltd.(h)	5.25%	08/15/2022	35,959
45,000	Park Aerospace Holdings, Ltd.(h)	5.50%	02/15/2024	46,800
100,000	Virgin Media Receivables Financing Notes I DAC(i)	5.50%	09/15/2024	131,369
				339,476
Italy - 1.13%
100,000	Bormioli Pharma Bidco SpA(f)(i)	3M EUR L + 3.50%	11/15/2024	104,772
100,000	Guala Closures SPA(h)	3.50%	04/15/2024	113,297
100,000	LKQ Italia Bondco SpA(i)	3.88%	04/01/2024	119,971
120,000	Nexi Capital SPA(h)	4.13%	11/01/2023	140,210
100,000	Telecom Italia SpA	3.25%	01/16/2023	117,511
				595,761

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Jersey - 0.68%
$100,000	CPUK Finance, Ltd.(i)	4.25%	08/28/2022	$130,168
100,000	LHC3 PLC(h)(j)	4.13% (9.00%)	08/15/2024	113,998
100,000	Lincoln Finance, Ltd.(i)	6.88%	04/15/2021	114,490
				358,656
Luxembourg - 0.81%
105,000	Altice Luxembourg SA(i)	6.25%	02/15/2025	108,962
85,000	Dana Financing Luxembourg Sarl(h)	5.75%	04/15/2025	85,425
100,000	Samsonite Finco Sarl(i)	3.50%	05/15/2026	112,455
100,000	SES SA(c)(f)	4.63%	Perpetual Maturity	117,634
				424,476
Netherlands - 1.15%
100,000	Diamond BC BV(h)	5.63%	08/15/2025	105,669
100,000	Intertrust Group BV(i)	3.38%	11/15/2025	115,073
100,000	InterXion Holding NV(h)	4.75%	06/15/2025	119,242
100,000	Sigma Holdco BV(i)	5.75%	05/15/2026	105,729
45,000	Stars Group Holdings BV / Stars Group US Co.-Borrower LLC(h)	7.00%	07/15/2026	47,025
100,000	Ziggo Bond Co. BV(i)	4.63%	01/15/2025	115,563
				608,301
Spain - 0.22%
100,000	Grifols SA(i)	3.20%	05/01/2025	114,320
Sweden - 0.22%
100,000	Verisure Midholding AB(i)	5.75%	12/01/2023	114,003
Switzerland - 0.20%
90,000	UPCB Finance IV, Ltd.(i)	4.00%	01/15/2027	105,942
United Arab Emirates - 0.22%
115,000	DAE Funding LLC(h)	5.25%	11/15/2021	117,587
United States - 20.62%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,487
10,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	10,113
55,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	56,650
50,000	ACCO Brands Corp.(h)	5.25%	12/15/2024	49,125
80,000	AES Corp.	6.00%	05/15/2026	85,198
20,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	6.63%	06/15/2024	20,300
40,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC	5.75%	03/15/2025	38,150

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$60,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC(h)	7.50%	03/15/2026	$62,025
85,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	86,806
35,000	Aramark Services, Inc.	5.13%	01/15/2024	36,094
40,000	Archrock Partners LP / Archrock Partners Finance Corp.(h)	6.88%	04/01/2027	40,888
45,000	Ascent Resources Utica Holdings LLC /ARU Finance Corp.(h)	7.00%	11/01/2026	43,481
100,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	101,125
100,000	Axalta Coating Systems LLC(i)	4.25%	08/15/2024	116,905
35,000	B&G Foods, Inc.	5.25%	04/01/2025	33,687
5,000	Bausch Health Americas, Inc.(h)	8.50%	01/31/2027	5,313
32,000	Bausch Health Cos., Inc.(h)	5.50%	03/01/2023	32,275
10,000	Bausch Health Cos., Inc.(h)	6.13%	04/15/2025	9,925
35,000	BBA US Holdings, Inc.(h)	5.38%	05/01/2026	36,137
30,000	Berry Petroleum Co. LLC(h)	7.00%	02/15/2026	29,850
25,000	BMC East LLC(h)	5.50%	10/01/2024	24,656
95,000	Boyd Gaming Corp.	6.38%	04/01/2026	98,681
10,000	Boyd Gaming Corp.	6.00%	08/15/2026	10,288
105,000	BWAY Holding Co.(h)	5.50%	04/15/2024	104,638
30,000	Cablevision Systems Corp.	8.00%	04/15/2020	31,425
20,000	Callon Petroleum Co.	6.13%	10/01/2024	20,200
60,000	Callon Petroleum Co.	6.38%	07/01/2026	60,450
90,000	Cardtronics, Inc. / Cardtronics USA, Inc.(h)	5.50%	05/01/2025	88,425
55,000	Carriage Services, Inc.(h)	6.63%	06/01/2026	56,512
70,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	69,126
100,000	Catalent Pharma Solutions, Inc.(i)	4.75%	12/15/2024	117,326
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.13%	05/01/2023	46,169
30,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	09/01/2023	30,675
60,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.88%	04/01/2024	62,857
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(h)	5.00%	02/01/2028	44,606
70,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.38%	06/01/2024	71,833
25,000	Centene Corp.	6.13%	02/15/2024	26,226
50,000	Central Garden & Pet Co.	6.13%	11/15/2023	52,437
45,000	CenturyLink, Inc.	7.50%	04/01/2024	47,700
75,000	CenturyLink, Inc.	5.63%	04/01/2025	72,750

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$55,000	Chaparral Energy, Inc.(h)	8.75%	07/15/2023	$37,950
120,000	Chemours Co.	4.00%	05/15/2026	136,656
60,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	67,878
35,000	Cheniere Corpus Christi Holdings LLC	5.13%	06/30/2027	36,794
30,000	Cheniere Energy Partners LP	5.25%	10/01/2025	30,787
60,000	Chesapeake Energy Corp.	7.00%	10/01/2024	60,075
70,000	Chesapeake Energy Corp.	8.00%	01/15/2025	71,750
60,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	59,286
35,000	Churchill Downs, Inc.(h)	5.50%	04/01/2027	35,525
130,000	CITGO Petroleum Corp.(h)	6.25%	08/15/2022	129,675
40,000	Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	41,050
95,000	Clearway Energy Operating LLC	5.38%	08/15/2024	95,237
15,000	Clearway Energy Operating LLC	5.00%	09/15/2026	14,363
70,000	CommScope Finance LLC(h)	5.50%	03/01/2024	71,770
5,000	CommScope Technologies LLC(h)	6.00%	06/15/2025	4,880
30,000	CommScope Technologies LLC(h)	5.00%	03/15/2027	26,675
75,000	CommScope, Inc.(h)	5.50%	06/15/2024	73,714
50,000	Comstock Resources, Inc.(h)	9.75%	08/15/2026	46,250
100,000	Cott Corp.(i)	5.50%	07/01/2024	118,336
55,000	Covanta Holding Corp.	5.88%	03/01/2024	56,512
80,000	Covanta Holding Corp.	6.00%	01/01/2027	80,200
65,000	CrownRock LP / CrownRock Finance, Inc.(h)	5.63%	10/15/2025	62,644
55,000	DaVita, Inc.	5.13%	07/15/2024	54,450
38,371	Ditech Holding Corp.(j)(k)(l)	9.00% (1.80%)	12/31/2024	–
105,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	106,837
25,000	Encompass Health Corp.	5.75%	11/01/2024	25,406
5,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(h)	6.00%	07/15/2023	3,875
100,000	Endo Finance LLC(h)	5.75%	01/15/2022	95,375
100,000	Equinix, Inc.	2.88%	02/01/2026	115,851
125,000	ESH Hospitality, Inc.(h)	5.25%	05/01/2025	124,531
50,000	Extraction Oil & Gas, Inc.(h)	7.38%	05/15/2024	42,000
30,000	First Data Corp.(h)	5.75%	01/15/2024	30,960
45,000	FirstCash, Inc.(h)	5.38%	06/01/2024	46,238
50,000	Flex Acquisition Co., Inc.(h)	6.88%	01/15/2025	48,000
10,000	Flex Acquisition Co., Inc.(h)	7.88%	07/15/2026	9,675
60,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	53,400
70,000	Frontier Communications Corp.(h)	8.50%	04/01/2026	65,187
35,000	Frontier Communications Corp.(h)	8.00%	04/01/2027	36,225
70,000	GEO Group, Inc.	5.13%	04/01/2023	62,475
10,000	GEO Group, Inc.	6.00%	04/15/2026	8,450
110,000	Golden Nugget, Inc.(h)	6.75%	10/15/2024	110,825
40,000	Greystar Real Estate Partners LLC(h)	5.75%	12/01/2025	40,200

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd.(h)	7.38%	12/15/2023	$101,325
70,000	Gulfport Energy Corp.	6.63%	05/01/2023	68,250
60,000	H&E Equipment Services, Inc.	5.63%	09/01/2025	60,075
10,000	HCA, Inc.	5.88%	03/15/2022	10,750
115,000	HCA, Inc.	5.38%	02/01/2025	122,188
20,000	HCA, Inc.	5.88%	02/15/2026	21,650
15,000	Herc Rentals, Inc.(h)	7.75%	06/01/2024	15,956
40,000	HUB International, Ltd.(h)	7.00%	05/01/2026	39,700
100,000	Hunt Cos., Inc.(h)	6.25%	02/15/2026	93,500
45,000	Ingles Markets, Inc.	5.75%	06/15/2023	46,069
50,000	Intelsat Jackson Holdings SA(h)	8.00%	02/15/2024	52,250
30,000	Intelsat Jackson Holdings SA(h)	8.50%	10/15/2024	29,325
100,000	IQVIA, Inc.(i)	2.88%	09/15/2025	113,680
80,000	Iron Mountain, Inc.	5.75%	08/15/2024	81,000
30,000	Itron, Inc.(h)	5.00%	01/15/2026	29,587
105,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(h)	6.38%	08/01/2023	107,231
90,000	KAR Auction Services, Inc.(h)	5.13%	06/01/2025	89,437
135,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	134,831
75,000	Lamar Media Corp.(h)	5.75%	02/01/2026	78,656
40,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	36,750
35,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	31,412
30,000	Level 3 Financing, Inc.	5.13%	05/01/2023	30,375
55,000	Level 3 Financing, Inc.	5.38%	01/15/2024	56,161
60,000	Matador Resources Co.	5.88%	09/15/2026	60,150
60,000	MEDNAX, Inc.(h)	6.25%	01/15/2027	60,825
95,000	MGM Resorts International	5.50%	04/15/2027	96,663
120,000	MPH Acquisition Holdings, LLC(h)	7.13%	06/01/2024	120,000
30,000	MPT Operating Partnership LP / MPT Finance Corp.	5.50%	05/01/2024	30,900
30,000	Multi-Color Corp.(h)	4.88%	11/01/2025	31,050
60,000	Nabors Industries, Inc.	5.50%	01/15/2023	57,570
10,000	Nabors Industries, Inc.	5.75%	02/01/2025	9,012
85,000	Nationstar Mortgage Holdings, Inc.(h)	8.13%	07/15/2023	87,763
50,000	Natural Resource Partners LP / NRP Finance Corp.	10.50%	03/15/2022	52,813
15,000	NCR Corp.	5.88%	12/15/2021	15,308
130,000	NCR Corp.	6.38%	12/15/2023	133,989
40,000	New Enterprise Stone & Lime Co., Inc.(h)	6.25%	03/15/2026	39,004
30,000	Northern Oil and Gas, Inc.(j)	9.50% (1.00%)	05/15/2023	31,200
25,000	Northwest Acquisitions ULC / Dominion Finco, Inc.(h)	7.13%	11/01/2022	22,063
85,000	Novelis Corp.(h)	6.25%	08/15/2024	87,125

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$40,000	Novelis Corp.(h)	5.88%	09/30/2026	$39,900
52,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	52,650
30,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	30,075
60,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.63%	02/15/2024	61,800
85,000	Par Pharmaceutical, Inc.(h)	7.50%	04/01/2027	86,381
15,000	PDC Energy, Inc.	6.13%	09/15/2024	15,038
60,000	PDC Energy, Inc.	5.75%	05/15/2026	58,800
85,000	Performance Food Group, Inc.(h)	5.50%	06/01/2024	86,063
80,000	PHI, Inc.(l)	5.25%	03/15/2019	51,600
40,000	Pilgrim's Pride Corp.(h)	5.75%	03/15/2025	40,600
125,000	Plantronics, Inc.(h)	5.50%	05/31/2023	125,625
60,000	Platform Specialty Products Corp.(h)	5.88%	12/01/2025	60,441
60,000	Post Holdings, Inc.(h)	5.50%	03/01/2025	60,900
10,000	Post Holdings, Inc.(h)	5.00%	08/15/2026	9,763
85,000	Prestige Brands, Inc.(h)	6.38%	03/01/2024	86,913
39,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	9.25%	05/15/2023	41,047
55,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(h)	5.75%	04/15/2026	55,138
35,000	PTC, Inc.	6.00%	05/15/2024	36,706
35,000	Quicken Loans, Inc.(h)	5.75%	05/01/2025	35,263
100,000	Refinitiv US Holdings, Inc.(h)	4.50%	05/15/2026	113,246
58,146	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC	5.75%	10/15/2020	58,292
25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(h)	5.13%	07/15/2023	25,437
70,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC(h)	7.00%	07/15/2024	72,240
25,000	Rite Aid Corp.(h)	6.13%	04/01/2023	20,813
25,000	Sabra Health Care LP / Sabra Capital Corp.	5.50%	02/01/2021	25,297
50,000	Service Corp. International	5.38%	05/15/2024	51,438
45,000	SESI LLC	7.75%	09/15/2024	37,463
100,000	Silgan Holdings, Inc.	3.25%	03/15/2025	116,157
35,000	Sirius XM Radio, Inc.(h)	5.38%	04/15/2025	36,050
15,000	SM Energy Co.	6.13%	11/15/2022	15,075
20,000	SM Energy Co.	5.00%	01/15/2024	18,600
30,000	SM Energy Co.	5.63%	06/01/2025	27,889
75,000	Sprint Communications, Inc.	11.50%	11/15/2021	87,188
100,000	Sprint Communications, Inc.	6.00%	11/15/2022	101,030
25,000	Sprint Corp.	7.25%	09/15/2021	26,312
85,000	Sprint Corp.	7.88%	09/15/2023	89,462
25,000	Sprint Corp.	7.13%	06/15/2024	25,438
5,000	Sprint Corp.	7.63%	02/15/2025	5,113

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	SS&C Technologies, Inc.(h)	5.50%	09/30/2027	$70,831
45,000	Standard Industries, Inc.(h)	5.50%	02/15/2023	45,900
40,000	Stevens Holding Co., Inc.(h)	6.13%	10/01/2026	41,400
30,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.50%	06/01/2024	29,373
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.75%	03/01/2025	63,213
65,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	66,680
30,000	Summit Materials LLC / Summit Materials Finance Corp.(h)	5.13%	06/01/2025	29,025
85,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(h)	7.50%	06/15/2025	86,275
65,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	68,331
45,000	Tenet Healthcare Corp.	6.75%	06/15/2023	46,519
85,000	Tenet Healthcare Corp.	5.13%	05/01/2025	85,642
35,000	Tennant Co.	5.63%	05/01/2025	35,438
50,000	Tenneco, Inc.	5.38%	12/15/2024	45,250
35,000	T-Mobile USA, Inc.	6.00%	04/15/2024	36,575
20,000	T-Mobile USA, Inc.	6.38%	03/01/2025	20,876
55,000	TMS International Corp.(h)	7.25%	08/15/2025	53,406
20,000	TransDigm, Inc.	6.50%	07/15/2024	20,625
35,000	TransDigm, Inc.	6.50%	05/15/2025	35,660
70,000	TransDigm, Inc.(h)	6.25%	03/15/2026	72,800
45,000	TreeHouse Foods, Inc.(h)	6.00%	02/15/2024	46,856
50,000	Tronox, Inc.(h)	6.50%	04/15/2026	47,908
100,000	UGI International LLC(h)	3.25%	11/01/2025	116,634
10,000	Ultra Resources, Inc.	11.00%	07/12/2024	5,950
80,000	United Rentals North America, Inc.	6.50%	12/15/2026	84,400
75,000	US Foods, Inc.(h)	5.88%	06/15/2024	77,063
60,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	04/01/2026	61,650
5,000	USA Compression Partners LP / USA Compression Finance Corp.(h)	6.88%	09/01/2027	5,106
100,000	Vantiv LLC / Vantiv Issuer Corp.(i)	3.88%	11/15/2025	135,849
70,000	ViaSat, Inc.(h)	5.63%	09/15/2025	67,375
105,000	Watco Cos. LLC / Watco Finance Corp.(h)	6.38%	04/01/2023	106,050
5,000	Whiting Petroleum Corp.	6.25%	04/01/2023	5,050
45,000	Whiting Petroleum Corp.	6.63%	01/15/2026	44,325
35,000	William Carter Co.(h)	5.63%	03/15/2027	36,313
35,000	WMG Acquisition Corp.(h)	5.00%	08/01/2023	35,744

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$108,000	WMG Acquisition Corp.(h)	4.13%	11/01/2024	$127,320
				10,864,729

TOTAL HIGH YIELD DEBT (Cost $15,646,851)				15,540,728

Shares/Description		Value
WARRANTS - 0.00%
394	David's Bridal, Strike Price 219.47, Expires 01/18/2024(a)	41
210	Ultra Petroleum Corp, Strike Price 0.01, Expires 07/14/2025	11

TOTAL WARRANTS (Cost $650)		52

Shares/Description		Value
SHORT-TERM INVESTMENTS - 5.08%
2,673,189	State Street Institutional Trust (7 Day Yield 2.35%)	2,673,189

TOTAL SHORT-TERM INVESTMENTS (Cost $2,673,189)		2,673,189

TOTAL INVESTMENTS - 99.82% (Cost $53,525,578)		52,598,585
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.09%		50,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%		45,822
NET ASSETS - 100.00%		$52,694,407

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W  US L - 1 Week LIBOR as of March 31, 2019 was 2.42%

1M  US L - 1 Month LIBOR as of March 31, 2019 was 2.49%

2M  US L - 2 Month LIBOR as of March 31, 2019 was 2.56%

3M  US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

1M  EUR L - 1 Month EURIBOR as of March 31, 2019 was -0.42%

3M  EUR L - 3 Month EURIBOR as of March 31, 2019 was -0.35%

6M  EUR L - 6 Month EURIBOR as of March 31, 2019 was -0.31%

(a)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2019 (Unaudited)

(c)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $75,000, which represents approximately 0.14% of net assets as of March 31, 2019.
(f)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $6,713,082, which represents approximately 12.74% of net assets as of March 31, 2019.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of March 31, 2019, the aggregate fair value of those securities was $3,139,230, representing 5.96% of net assets.
(j)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(k)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(l)	Security is currently in default.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019	Unrealized Appreciation
State Street Boston	4/5/2019	USD	4,104,559	EUR	4,051,607	52,952
State Street Boston	4/5/2019	USD	4,369,722	EUR	4,328,200	41,522
State Street Boston	4/5/2019	USD	210,379	EUR	209,069	1,310
State Street Boston	4/5/2019	USD	706,239	GBP	695,440	10,799
State Street Boston	4/5/2019	USD	549,715	GBP	544,221	5,494
						$112,077

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statement of Assets and Liabilities	March 31, 2019 (Unaudited)

ASSETS:
Investment in securities:
At cost	$130,831,121
At value	$135,626,013
Cash	22,325
Receivable for fund shares sold	268,263
Dividends receivable	261,531
Receivable for fund investments sold	116,069
Interest receivable	836
Prepaid expenses and other assets	25,515
Total Assets	136,320,552

LIABILITIES:
Facility loan fee payable	2,187
Payable for fund investments purchased	1,017,045
Payable for fund shares redeemed	95,003
Payable to Adviser	113,339
Payable for Fund Accounting and Administration fees	6,241
Accrued 12b-1 fees - Class R Shares	11,497
Payable for Custodian fees	16,619
Payable for Audit fees	11,504
Payable to Transfer Agency	4,844
Payable to Trustees and Officers	242
Other accrued expenses	7,612
Total Liabilities	1,286,133
Net Assets	$135,034,419

NET ASSETS CONSIST OF:
Paid-in capital	$131,986,952
Total distributable earnings	3,047,467
Net Assets	$135,034,419

PRICING OF SHARES:
Class I Shares
Net Assets	$81,327,711
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	10,210,746
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.96
Class R Shares
Net Assets	$53,706,708
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	6,736,168
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.97

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	75

RiverNorth/DoubleLine Strategic Income Fund

Statement of Assets and Liabilities	March 31, 2019 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,927,232,292
At value	$1,856,060,988
Investment in affiliates:
At cost	30,173,021
At value	29,184,883
Cash	669,313
Receivable for fund shares sold	25,750,056
Interest receivable	6,301,301
Receivable for fund investments sold	3,916,103
Dividends receivable	2,354,925
Prepaid expenses and other assets	116,652
Total Assets	1,924,354,221

LIABILITIES:
Facility loan fee payable	56,424
Payable for fund investments purchased	12,684,456
Payable for fund shares redeemed	1,196,036
Payable to Adviser	1,172,120
Payable for Fund Accounting and Administration fees	166,413
Accrued 12b-1 fees - Class R Shares	34,488
Payable for Custodian fees	31,370
Payable for Audit fees	16,990
Payable to Transfer Agency	21,770
Payable to Trustees and Officers	1,236
Other accrued expenses	31,631
Total Liabilities	15,412,934
Net Assets	$1,908,941,287

NET ASSETS CONSIST OF:
Paid-in capital	$2,046,077,797
Total distributable earnings/(accumulated deficit)	(137,136,510)
Net Assets	$1,908,941,287

PRICING OF SHARES:
Class I Shares
Net Assets	$1,743,735,749
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	172,115,618
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.13
Class R Shares
Net Assets	$165,205,538
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	16,280,673
Net Asset Value Per Share, Offering and Redemption Price Per Share	$10.15

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statement of Assets and Liabilities	March 31, 2019 (Unaudited)

ASSETS:
Investment in securities:
At cost	$53,525,578
At value	$52,598,585
Cash	44,342
Foreign currency, at value (Cost 69,826)	69,600
Receivable for fund investments sold	583,790
Interest receivable	304,178
Unrealized appreciation on forward foreign currency contracts	112,077
Cash segregated at custodian for forward foreign currency contracts	50,000
Dividends receivable	47,427
Receivable for fund shares sold	9,000
Prepaid expenses and other assets	29,844
Total Assets	53,848,843

LIABILITIES:
Facility loan fee payable	1,646
Payable for fund investments purchased	1,009,016
Payable for fund shares redeemed	32,716
Payable to Adviser	36,040
Payable for Fund Accounting and Administration fees	41,859
Accrued 12b-1 fees - Class R Shares	1,283
Payable for Custodian fees	11,297
Payable for Audit fees	16,004
Payable to Transfer Agency	3,053
Payable to Trustees and Officers	181
Other accrued expenses	1,341
Total Liabilities	1,154,436
Net Assets	$52,694,407

NET ASSETS CONSIST OF:
Paid-in capital	$57,781,651
Total distributable earnings/(accumulated deficit)	(5,087,244)
Net Assets	$52,694,407

PRICING OF SHARES:
Class I Shares
Net Assets	$46,743,724
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	4,947,146
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.45
Class R Shares
Net Assets	$5,950,683
Shares of beneficial interest outstanding (unlimited number of shares, no par value)	630,401
Net Asset Value Per Share, Offering and Redemption Price Per Share	$9.44

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	77

RiverNorth Core Opportunity Fund

Statement of Operations	For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividend income	$4,085,362
Interest income	8,564
Total Investment Income	4,093,926

EXPENSES:
Investment Adviser fee	619,562
12b-1 fees - Class R Shares	72,002
Accounting and administration fee	27,410
Transfer agent expenses	22,053
Compliance expenses	19,058
Registration expenses	18,084
Custodian expenses	13,516
Printing expenses	12,097
Audit expenses	11,656
Facility loan fee	8,605
Trustee expenses	5,989
Legal expenses	5,229
Interest expense	3,613
Insurance expenses	2,575
Miscellaneous expenses	6,828
Total Expenses	848,277
Net Investment Income	3,245,649

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(721,710)
Net realized loss	(721,710)
Net change in unrealized appreciation/depreciation on:
Investments	(3,285,323)
Net change in unrealized appreciation/depreciation	(3,285,323)
Net Realized and Unrealized Loss on Investments	(4,007,033)
Net Decrease in Net Assets Resulting from Operations	$(761,384)

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statement of Operations	For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividend income	$25,226,749
Dividend income from affiliated securities	789,922
Interest income	27,519,580
Other income	15,150
Foreign taxes withheld	(443)
Total Investment Income	53,550,958

EXPENSES:
Investment Adviser fee	6,492,265
Accounting and administration fee	456,375
12b-1 fees - Class R Shares	197,131
Facility loan fee	114,487
Compliance expenses	95,752
Transfer agent expenses	88,504
Trustee expenses	80,129
Legal expenses	65,964
Printing expenses	64,371
Custodian expenses	31,012
Registration expenses	30,240
Insurance expenses	21,413
Audit expenses	17,141
Interest expense	4,631
Miscellaneous expenses	59,138
Total Expenses	7,818,553
Net Investment Income	45,732,405

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(44,575,999)
Net realized loss	(44,575,999)
Net change in unrealized appreciation/depreciation on:
Investments	53,068,813
Affiliated Investments	(592,129)
Net change in unrealized appreciation/depreciation	52,476,684
Net Realized and Unrealized Gain on Investments	7,900,685
Net Increase in Net Assets Resulting from Operations	$53,633,090

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	79

RiverNorth/Oaktree High Income Fund

Statement of Operations	For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME:
Dividend income	$476,067
Interest income	1,038,233
Other income	32,848
Foreign taxes withheld	(909)
Total Investment Income	1,546,239

EXPENSES:
Investment Adviser fee	269,760
Accounting and administration fee	64,175
Registration expenses	17,778
Transfer agent expenses	16,423
Audit expenses	16,155
Compliance expenses	15,277
Custodian expenses	10,164
12b-1 fees - Class R Shares	7,933
Printing expenses	4,530
Facility loan fee	3,453
Interest expense	2,866
Trustee expenses	2,469
Legal expenses	1,981
Insurance expenses	626
Miscellaneous expenses	4,286
Total expenses	437,876
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(55,619)
Class R Shares	(7,431)
Net Expenses	374,826
Net Investment Income	1,171,413

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(661,282)
Forward Foreign Currency Contracts	376,342
Translation of assets and liabilities denominated in foreign currencies	(20,474)
Net realized loss	(305,414)
Net change in unrealized appreciation/depreciation on:
Investments	(348,922)
Forward Foreign Currency Contracts	77,887
Translation of assets and liabilities denominated in foreign currencies	24,441
Net change in unrealized appreciation/depreciation	(246,594)
Net Realized and Unrealized Loss on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	(552,008)
Net Increase in Net Assets Resulting from Operations	$619,405

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,245,649	$5,214,167
Net realized gain/(loss)	(721,710)	29,617,643
Long-term capital gain distributions from other investment companies	–	4,619,375
Net change in unrealized appreciation/depreciation	(3,285,323)	(24,533,245)
Net increase/(decrease) in net assets resulting from operations	(761,384)	14,917,940

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(15,480,770)	(17,414,020)
Class R shares	(14,597,851)	(31,988,487)
Net decrease in net assets from distributions to shareholders	(30,078,621)	(49,402,507)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	33,161,950	37,578,872
Reinvestment of distributions	10,220,464	10,189,389
Cost of shares redeemed	(12,261,040)	(80,063,488)
Redemption fees(a)	1,167	13,320
Net increase/(decrease) in net assets from capital share transactions	31,122,541	(32,281,907)

Class R Shares
Proceeds from shares sold	8,206,258	11,398,807
Reinvestment of distributions	14,187,007	31,627,486
Cost of shares redeemed	(20,432,329)	(166,833,549)
Redemption fees(a)	184	480
Net increase/(decrease) in net assets from capital share transactions	1,961,120	(123,806,776)

Net Increase/(Decrease) in Net Assets	2,243,656	(190,573,250)

NET ASSETS:
Beginning of period	$132,790,763	$323,364,013
End of period	135,034,419	132,790,763

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	81

RiverNorth Core Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	4,155,223	3,214,606
Shares issued in reinvestment of distributions	1,402,926	944,429
Shares redeemed	(1,373,639)	(6,996,741)
Net increase/(decrease) from share transactions	4,184,510	(2,837,706)

Class R Shares
Shares sold	1,047,475	1,008,872
Shares issued in reinvestment of distributions	1,949,903	2,929,289
Shares redeemed	(2,431,732)	(15,045,765)
Net increase/(decrease) from share transactions	565,646	(11,107,604)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$45,732,405	$92,634,178
Net realized loss	(44,575,999)	(1,825,140)
Long-term capital gain distributions from other investment companies	–	73,380
Net change in unrealized appreciation/depreciation	52,476,684	(86,569,399)
Net increase in net assets resulting from operations	53,633,090	4,313,019

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(45,770,150)	(97,793,631)
Class R shares	(4,355,641)	(9,571,898)
From tax return of capital
Class I shares	–	(1,730,567)
Class R shares	–	(169,385)
Net decrease in net assets from distributions to shareholders	(50,125,791)	(109,265,481)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	563,043,502	445,909,981
Reinvestment of distributions	36,477,108	76,135,927
Cost of shares redeemed	(574,192,178)	(735,657,272)
Redemption fees(a)	65,364	60,895
Net increase/(decrease) in net assets from capital share transactions	25,393,796	(213,550,469)

Class R Shares
Proceeds from shares sold	29,975,712	58,318,144
Reinvestment of distributions	4,190,036	9,393,059
Cost of shares redeemed	(35,104,245)	(100,541,570)
Redemption fees(a)	11,917	15,043
Net decrease in net assets from capital share transactions	(926,580)	(32,815,324)

Net Increase/(Decrease) in Net Assets	27,974,515	(351,318,255)

NET ASSETS:
Beginning of period	$1,880,966,772	$2,232,285,027
End of period	1,908,941,287	1,880,966,772

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	83

RiverNorth/DoubleLine Strategic Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	56,275,130	43,253,978
Shares issued in reinvestment of distributions	3,670,044	7,419,361
Shares redeemed	(58,033,287)	(71,333,873)
Net increase/(decrease) from share transactions	1,911,887	(20,660,534)

Class R Shares
Shares sold	2,998,768	5,605,491
Shares issued in reinvestment of distributions	420,929	913,262
Shares redeemed	(3,530,997)	(9,725,055)
Net decrease from share transactions	(111,300)	(3,206,302)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,171,413	$2,428,802
Net realized gain/(loss)	(305,414)	521,914
Net change in unrealized appreciation/depreciation	(246,594)	(1,629,307)
Net increase in net assets resulting from operations	619,405	1,321,409

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(1,312,673)	(1,337,107)
Class R Shares	(168,447)	(166,196)
From tax return of capital
Class I Shares	–	(650,715)
Class R Shares	–	(80,881)
Net decrease in net assets from distributions to shareholders	(1,481,120)	(2,234,899)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	1,329,159	3,307,159
Reinvestment of distributions	1,284,006	1,930,632
Cost of shares redeemed	(4,982,382)	(18,416,586)
Redemption fees(a)	16,396	257
Net decrease in net assets from capital share transactions	(2,352,821)	(13,178,538)

Class R Shares
Proceeds from shares sold	232,564	859,168
Reinvestment of distributions	164,477	241,660
Cost of shares redeemed	(1,102,179)	(1,871,291)
Redemption fees(a)	129	23
Net decrease in net assets from capital share transactions	(705,009)	(770,440)

Net Decrease in Net Assets	(3,919,545)	(14,862,468)

NET ASSETS:
Beginning of period	$56,613,952	$71,476,420
End of period	52,694,407	56,613,952

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2019	85

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	140,892	341,685
Shares issued in reinvestment of distributions	138,404	200,668
Shares redeemed	(533,656)	(1,901,069)
Net decrease from share transactions	(254,360)	(1,358,716)

Class R Shares
Shares sold	25,277	89,276
Shares issued in reinvestment of distributions	17,763	25,140
Shares redeemed	(118,353)	(193,955)
Net decrease from share transactions	(75,313)	(79,539)

(a)	The Fund imposed a 2.00% redemption fee on shares redeemed within 90 days of purchase. The redemption fee was eliminated on March 4, 2019.

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(b)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(e)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)

Ratio of expenses to average net assets including fee waivers and reimbursements(g)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(g)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(g)

Ratio of expenses to average net assets including fee waivers and reimbursements(g)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(g)
Ratio of net investment income to average net assets including fee waivers and reimbursements(g)
Portfolio turnover rate

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Period ended September 30, 2014(a)
$10.88		$12.37		$11.33		$10.74	$13.06	$13.16

0.24		0.27		0.17		0.23	0.44	0.08
(0.55)		0.42		1.45		1.33	(1.30)	(0.18	)(c)
(0.31)		0.69		1.62		1.56	(0.86)	(0.10)

(0.21)		(0.40)		(0.30)		(0.42)	(0.60)	–
(2.40)		(1.78)		(0.28)		(0.45)	(0.86)	–
–		–		–		(0.10)	–	–
(2.61)		(2.18)		(0.58)		(0.97)	(1.46)	–
0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	–
(2.92)		(1.49)		1.04		0.59	(2.32)	(0.10)
$7.96		$10.88		$12.37		$11.33	$10.74	$13.06
(0.29	%)(f)	5.92%		14.71%		15.35%	(7.50%)	(0.76	%)(f)

$81,328		$65,592		$109,627		$201,712	$166,905	$39,623

1.25	%(h)	N/A		1.12%		N/A	N/A	N/A	(h)

1.25	%(h)	N/A		1.12%		N/A	N/A	N/A	(h)
5.36	%(h)	N/A		1.45%		N/A	N/A	N/A	(h)
5.36	%(h)	N/A		1.45%		N/A	N/A	N/A	(h)

1.24	%(h)	1.17%		1.12%		1.11%	1.11%	1.20	%(h)

1.24	%(h)	1.17%		1.12%		1.11%	1.11%	1.20	%(h)
5.37	%(h)	2.37%		1.45%		2.11%	3.62%	2.93	%(h)
5.37	%(h)	2.37%		1.45%		2.11%	3.62%	2.93	%(h)
28	%(f)	58	%(i)	39	%(i)	19%	23%	46	%(f)

Semi-Annual Report | March 31, 2019	89

RiverNorth Core Opportunity Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Commenced operations on August 11, 2014.
(b)	Based on average shares outstanding during the period.
(c)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to realized and unrealized gains and losses on investments of the Fund.
(d)	Less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(h)	Annualized.
(i)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(c)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)
Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
$10.89		$12.37		$11.32		$10.74	$13.05	$12.65

0.23		0.23		0.16		0.20	0.39	0.32
(0.55)		0.44		1.44		1.32	(1.27)	1.00
(0.32)		0.67		1.60		1.52	(0.88)	1.32

(0.20)		(0.37)		(0.27)		(0.40)	(0.57)	(0.24)
(2.40)		(1.78)		(0.28)		(0.45)	(0.86)	(0.68)
–		–		–		(0.09)	–	–
(2.60)		(2.15)		(0.55)		(0.94)	(1.43)	(0.92)
0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)
(2.92)		(1.48)		1.05		0.58	(2.31)	0.40
$7.97		$10.89		$12.37		$11.32	$10.74	$13.05
(0.42	%)(d)	5.70%		14.51%		14.98%	(7.67%)	10.81%

$53,707		$67,199		$213,737		$568,198	$538,689	$705,299

1.51	%(f)	N/A		1.37%		N/A	N/A	N/A
1.51	%(f)	N/A		1.37%		N/A	N/A	N/A
5.08	%(f)	N/A		1.38%		N/A	N/A	N/A

5.08	%(f)	N/A		1.38%		N/A	N/A	N/A

1.50	%(f)	1.41%		1.37%		1.36%	1.35%	1.37%
1.50	%(f)	1.41%		1.37%		1.36%	1.35%	1.37%
5.09	%(f)	2.02%		1.38%		1.90%	3.16%	2.60%
5.09	%(f)	2.02%		1.38%		1.90%	3.16%	2.60%

28	%(d)	58	%(g)	39	%(g)	19%	23%	46%

Semi-Annual Report | March 31, 2019	93

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	Portfolio turnover does not include redemptions in-kind.

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements
Ratio of expenses to average net assets including fee waivers and reimbursements

Ratio of net investment income to average net assets excluding fee waivers and reimbursements

Ratio of net investment income to average net assets including fee waivers and reimbursements
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements
Ratio of expenses to average net assets including fee waivers and reimbursements

Ratio of net investment income to average net assets excluding fee waivers and reimbursements

Ratio of net investment income to average net assets including fee waivers and reimbursements
Portfolio turnover rate

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
$10.08		$10.61	$10.61	$10.37	$10.88	$10.62

0.26		0.47	0.40	0.51	0.56	0.59
0.08		(0.44)	0.08	0.39	(0.55)	0.38
0.34		0.03	0.48	0.90	0.01	0.97

(0.29)		(0.51)	(0.45)	(0.64)	(0.52)	(0.66)
–		(0.04)	(0.03)	–	–	(0.05)
–		(0.01)	–	(0.02)	–	–
(0.29)		(0.56)	(0.48)	(0.66)	(0.52)	(0.71)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.05		(0.53)	–	0.24	(0.51)	0.26
$10.13		$10.08	$10.61	$10.61	$10.37	$10.88

3.45	%(d)	0.33%	4.67%	9.00%	0.04%	9.38%

$1,743,736		$1,715,495	$2,024,142	$1,822,874	$1,735,108	$1,148,744

0.87	%(e)	N/A	N/A	N/A	N/A	N/A
0.87	%(e)	N/A	N/A	N/A	N/A	N/A

5.24	%(e)	N/A	N/A	N/A	N/A	N/A

5.24	%(e)	N/A	N/A	N/A	N/A	N/A

0.87	%(e)	0.86%	0.85%	0.86%	0.86%	0.91%
0.87	%(e)	0.86%	0.85%	0.86%	0.86%	0.91%

5.24	%(e)	4.60%	3.80%	4.92%	5.24%	5.47%

5.24	%(e)	4.60%	3.80%	4.92%	5.24%	5.47%
44	%(d)	37%	50%	36%	29%	56%

Semi-Annual Report | March 31, 2019	97

RiverNorth/DoubleLine Strategic Income Fund	Class I

Financial Highlights

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements
Ratio of expenses to average net assets including fee waivers and reimbursements

Ratio of net investment income to average net assets excluding fee waivers and reimbursements

Ratio of net investment income to average net assets including fee waivers and reimbursements
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements
Ratio of expenses to average net assets including fee waivers and reimbursements

Ratio of net investment income to average net assets excluding fee waivers and reimbursements

Ratio of net investment income to average net assets including fee waivers and reimbursements
Portfolio turnover rate

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014
$10.09		$10.62	$10.62	$10.39	$10.89	$10.63

0.25		0.45	0.38	0.49	0.54	0.57
0.09		(0.45)	0.08	0.37	(0.55)	0.38
0.34		–	0.46	0.86	(0.01)	0.95

(0.28)		(0.48)	(0.43)	(0.61)	(0.49)	(0.64)
–		(0.04)	(0.03)	–	–	(0.05)
–		(0.01)	–	(0.02)	–	–
(0.28)		(0.53)	(0.46)	(0.63)	(0.49)	(0.69)
0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
0.06		(0.53)	–	0.23	(0.50)	0.26
$10.15		$10.09	$10.62	$10.62	$10.39	$10.89

3.42	%(d)	0.07%	4.40%	8.62%	(0.12%)	9.09%

$165,206		$165,472	$208,143	$230,953	$233,319	$232,191

1.12	%(e)	N/A	N/A	N/A	N/A	N/A
1.12	%(e)	N/A	N/A	N/A	N/A	N/A

5.00	%(e)	N/A	N/A	N/A	N/A	N/A

5.00	%(e)	N/A	N/A	N/A	N/A	N/A

1.12	%(e)	1.11%	1.10%	1.11%	1.11%	1.16%
1.12	%(e)	1.11%	1.10%	1.11%	1.11%	1.16%

5.00	%(e)	4.34%	3.56%	4.67%	4.97%	5.26%

5.00	%(e)	4.34%	3.56%	4.67%	4.97%	5.26%
44	%(d)	37%	50%	36%	29%	56%

Semi-Annual Report | Semi-Annual Report	101

RiverNorth/DoubleLine Strategic Income Fund	Class R

Financial Highlights

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014
$9.58		$9.73		$9.48		$9.18		$10.25		$9.95

0.20		0.39		0.35		0.44		0.43		0.47
(0.07)		(0.18)		0.31		0.44		(0.77)		0.33
0.13		0.21		0.66		0.88		(0.34)		0.80

(0.26)		(0.24)		(0.38)		(0.55)		(0.53)		(0.50)
–		–		–		–		(0.20)		–
–		(0.12)		(0.03)		(0.03)		–		–
(0.26)		(0.36)		(0.41)		(0.58)		(0.73)		(0.50)
0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)
(0.13)		(0.15)		0.25		0.30		(1.07)		0.30
$9.45		$9.58		$9.73		$9.48		$9.18		$10.25

1.44	%(d)	2.22%		7.11%		10.09%		(3.50%)		8.16%

$46,744		$49,856		$63,842		$73,580		$88,360		$69,473

1.59	%(f)(g)	1.54	%(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)	1.39%
1.36	%(f)(g)	1.36	%(g)	1.35	%(g)	1.34	%(g)	1.36	%(g)	1.35%

4.13	%(f)(g)	3.84	%(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)	4.45%

4.36	%(f)(g)	4.02	%(g)	3.59	%(g)	4.86	%(g)	4.40	%(g)	4.49%

1.58	%(f)(g)	1.53	%(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)	N/A
1.35	%(f)(g)	1.35	%(g)	1.35	%(g)	1.34	%(g)	1.35	%(g)	N/A

4.14	%(f)(g)	3.83	%(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)	N/A

4.37	%(f)(g)	4.01	%(g)	3.59	%(g)	4.86	%(g)	4.41	%(g)	N/A
39	%(d)	76%		121%		40%		70%		91%

Semi-Annual Report | Semi-Annual Report	105

RiverNorth/Oaktree High Income Fund	Class I

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016 and September 30, 2015 were 0.00% 0.00%, 0.00%, 0.00% and 0.06%, respectively.

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2019 (Unaudited)		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Year Ended September 30, 2015		For the Year Ended September 30, 2014
$9.58		$9.72		$9.47		$9.17		$10.24		$9.95

0.19		0.36		0.32		0.43		0.41		0.46
(0.08)		(0.16)		0.32		0.43		(0.77)		0.31
0.11		0.20		0.64		0.86		(0.36)		0.77

(0.25)		(0.23)		(0.36)		(0.54)		(0.51)		(0.48)
–		–		–		–		(0.20)		–
–		(0.11)		(0.03)		(0.02)		–		–
(0.25)		(0.34)		(0.39)		(0.56)		(0.71)		(0.48)
0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)
(0.14)		(0.14)		0.25		0.30		(1.07)		0.29
$9.44		$9.58		$9.72		$9.47		$9.17		$10.24

1.21	%(d)	2.07%		6.83%		9.83%		(3.76%)		7.78%

$5,951		$6,758		$7,635		$7,203		$10,368		$16,163

1.85	%(f)(g)	1.79	%(g)	1.63	%(g)	1.62	%(g)	1.61	%(g)	1.63%
1.61	%(f)(g)	1.61	%(g)	1.60	%(g)	1.60	%(g)	1.61	%(g)	1.60%

3.88	%(f)(g)	3.60	%(g)	3.29	%(g)	4.69	%(g)	4.14	%(g)	4.40%

4.11	%(f)(g)	3.78	%(g)	3.33	%(g)	4.71	%(g)	4.14	%(g)	4.43%

1.84	%(f)(g)	1.78	%(g)	1.63	%(g)	1.62	%(g)	1.60	%(g)	N/A
1.60	%(f)(g)	1.60	%(g)	1.60	%(g)	1.60	%(g)	1.60	%(g)	N/A

3.89	%(f)(g)	3.59	%(g)	3.29	%(g)	4.69	%(g)	4.15	%(g)	N/A

4.12	%(f)(g)	3.77	%(g)	3.33	%(g)	4.71	%(g)	4.15	%(g)	N/A
39	%(d)	76%		121%		40%		70%		91%

Semi-Annual Report | March 31, 2019	109

RiverNorth/Oaktree High Income Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.
(g)	The portion of the ratios attributable to recoupments for the periods ended March 31, 2019, September 30, 2018, September 30, 2017, September 30, 2016 and September 30, 2015 were 0.00%, 0.00%, 0.00%, 0.01% and 0.07%, respectively.

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on the fiscal period end of the Funds.

Semi-Annual Report | March 31, 2019	111

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’ assets, subtracting their liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund were subject to a redemption fee of 2% if redeemed within 90 days of purchase until March 4, 2019 when the redemption fee was eliminated. For the six months ended March 31, 2019, the Core Opportunity Fund, Strategic Income Fund, and High Income Fund received redemption fees of $1,351, $77,281, and $16,525, respectively.

112	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2019 the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Semi-Annual Report | March 31, 2019	113

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

114	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Semi-Annual Report | March 31, 2019	115

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The following is a summary of the inputs used at March 31, 2019 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$87,966,481	$–	$–	$87,966,481
Business Development Companies	946,802	–	–	946,802
Common Stocks	6,943,798	–	–	6,943,798
Exchange-Traded Funds	25,727,238	–	–	25,727,238
Business Development Company Notes	828,617	–	–	828,617
Rights	61,227	–	–	61,227
Warrants	243,848	18,094	–	261,942
Short-Term Investments	12,889,908	–	–	12,889,908
Total	$135,607,919	$18,094	$–	$135,626,013

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$592,733,123	$–	$–	$592,733,123
Business Development Companies	4,423,093	–	–	4,423,093
Common Stocks	10,858,897	–	–	10,858,897
Open-End Funds	29,184,883	–	–	29,184,883
Preferred Stocks	34,624,379	–	–	34,624,379
Business Development Company Notes	24,984,045	–	–	24,984,045
Foreign Corporate Bonds	–	56,703,989	–	56,703,989
U.S. Corporate Bonds	–	73,124,398	4,950,000	78,074,398
Convertible Corporate Bonds	–	3,155,582	–	3,155,582
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	4,351,379	–	4,351,379
Bank Loans	–	24,406,059	–	24,406,059
Collateralized Loan Obligations	–	38,952,873	–	38,952,873
Non-Agency Collateralized Mortgage Obligations	–	423,102,398	–	423,102,398
U.S. Government Bonds and Notes	–	288,581,570	–	288,581,570
Municipal Bonds	–	17,949,741	–	17,949,741
U.S. Government / Agency Mortgage Backed Securities	–	167,647,954	–	167,647,954
Short-Term Investments	70,085,169	15,426,339	–	85,511,508
Total	$766,893,589	$1,113,402,282	$4,950,000	$1,885,245,871

116	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$12,760,841	$–	$–	$12,760,841
Common Stocks	1,831	–	20,580	22,411
Preferred Stocks	–	–	75,000	75,000
Bank Loans	–	21,526,364	–	21,526,364
High Yield Debt	–	15,540,728	–	15,540,728
Warrants	11	–	41	52
Short-Term Investments	2,673,189	–	–	2,673,189
Total	$15,435,872	$37,067,092	$95,621	$52,598,585

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$112,077	$–	$112,077
Total	$–	$112,077	$–	$112,077

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2018	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2019	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2019
Strategic Income Fund
U.S. Corporate Bonds	$–	$–	$–	$–	$4,950,000	$–	$4,950,000	$(25,092)
	$–	$–	$–	$–	$4,950,000	$–	$4,950,000	$(25,092)

High Income Fund
Common Stocks	$–	$(82,370)	$102,950	$–	$–	$–	$20,580	$(82,370)
Preferred Stocks	75,000	–	–	–	–	–	75,000	–
Warrants	–	(455)	496	–	–	–	41	(455)
	$75,000	$(82,825)	$103,446	$–	$–	$–	$95,621	$(82,825)

Semi-Annual Report | March 31, 2019	117

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The Table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements

Strategic Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
U.S. Corporate Bonds	$4,950,000	Vendor Price	Broker Quote

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Common Stocks	$20,580	Vendor Price	Broker Quote
Preferred Stock	75,000	Last Transaction Price	Transaction Price
Warrants	41	Vendor Price	Broker Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease
Transaction Price	Increase	Decrease

4.  DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2019, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

If required by the forward foreign currency contracts, the High Income Fund has segregated sufficient assets as collateral to satisfy the current obligations with respect to forward foreign currency contracts, and this is reflected as Cash segregated at custodian for forward foreign currency contracts on the High Income Fund’s Statement of Assets and Liabilities.

Semi-Annual Report | March 31, 2019	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. No Funds invested in swaps during the six months ended March 31, 2019.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

If required by the swap agreement, the Funds have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps, and this is reflected as Cash segregated at custodian for total return swap contracts on each Fund's respective Statement of Assets and Liabilities.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2019:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$112,077

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2019:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/depreciation on Forward Foreign Currency Contracts	$376,342	$77,887

The forward currency contracts average notional amount during the six months ended March 31, 2019, is noted below.

Fund	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$4,871,994

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Semi-Annual Report | March 31, 2019	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2019.

Offsetting of Derivatives Asset
				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$112,077	$–	$112,077	$–	$–	$112,077
Total	$112,077	$–	$112,077	$–	$–	$112,077

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund and High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. At March 31, 2019, the Strategic Income Fund and High Income Fund had $1,319,778 and $832,232, respectively, in unsettled domestic and foreign loan commitments.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The Chief Compliance Officer (“CCO”) of the Funds is an affiliate of the Funds. For the six months ended March 31, 2019, the total related amounts paid by the Funds for CCO fees are included in Compliance expenses on each Funds’ Statement of Operations.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2020 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

Semi-Annual Report | March 31, 2019	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

As of the year ended September 30, 2018, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2020	2021	2022
High Income Fund
Class I	N/A	$98,502	$55,619
Class R	$2,773	$13,126	$7,431
Total	$2,773	$111,628	$63,050

For the six months ended March 31, 2019, the Adviser opted to forgo $82,583 in management fees in the Strategic Income Fund related to the Fund's investment in an affiliate fund, the High Income Fund. This waiver of affiliated management fees is reflected net within the Investment Adviser Fee on the Statement of Operations.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of the Trust, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”).

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. Under the Plan the Trust may engage in any activities related to the distribution of Fund shares. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”), an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser received no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $36,000 per year, plus $1,500 per meeting attended from the Trust. In addition, the chair of the audit committee receives $500 annually and the lead independent Trustee receives $250 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings. The Trustees are also compensated for their services as independent directors of other funds within the fund complex.1

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS Fund Services, Inc.

[1]	The Fund Complex consists of the RiverNorth Core Opportunity Fund, the RiverNorth/DoubleLine Strategic Income Fund, and the RiverNorth/Oaktree High Income Fund, each a series of the RiverNorth Funds Trust, and the RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., the RiverNorth Marketplace Lending Corporation, and the RiverNorth Opportunistic Municipal Income Fund, Inc.

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2018, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund*	$7,867,901	$135,673	$41,398,933	$–	$49,402,507
Strategic Income Fund*	100,095,220	–	7,270,309	1,899,952	109,265,481
High Income Fund*	1,503,303	–	–	731,596	2,234,899

*	Classification of Distributions: Net investment income and net realized gain may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

Semi-Annual Report | March 31, 2019	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2018, certain differences were reclassified. These differences were primarily due to prior year true up, redemption in-kind, book/tax distribution differences, tax treatment of passive foreign investment companies, principle payments, and to the different tax treatment of certain other investments; the amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$(69,553)	$69,553
Strategic Income Fund	–	–
High Income Fund	(14,517)	14,517

At September 30, 2018, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital Gains/(Losses)	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$1,675,344	$25,113,249	$7,098,879	$–	$33,887,472
Strategic Income Fund	–	(7,990,620)	(126,478,548)	(6,174,641)	(140,643,809)
High Income Fund	–	(3,598,960)	(592,379)	(34,190)	(4,225,529)

Capital Losses: As of September 30, 2018 the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely. Other cumulative effect of timing differences were primarily due to treatment of defaulted security and to the different tax treatment of certain other investments.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
High Income Fund	$705,759	$2,390,720

The Strategic Income Fund and the High Income Fund have elected to defer to the year ending September 30, 2019, capital losses recognized during the period November 1, 2017 to September 30, 2018, in the amount of $7,990,620 and $502,481.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2019, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$7,217,030	$(3,111,938)	$4,105,092	$131,520,921
Strategic Income Fund*	56,291,433	(130,218,269)	(73,926,836)	1,959,172,707
High Income Fund*	626,015	(1,480,952)	(854,937)	53,565,599

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to PFIC’s, wash sales and tax treatment of certain other investments.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2019, excluding U.S. Government Obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$33,226,010	$33,099,269
Strategic Income Fund	461,277,946	482,122,006
High Income Fund	20,125,715	23,375,558

Investment Transactions in U.S. Government Obligations for the six months ended March 31, 2019 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$–	$4,980,878
Strategic Income Fund	299,620,374	267,818,461

Semi-Annual Report | March 31, 2019	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

9. INVESTMENTS IN AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2019 were as follows:

Strategic Income Fund

Security Name	Share Balance as of October 1, 2018	Purchases	Sales	Share Balance as of March 31, 2019	Market Value as of March 31, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund	3,003,658	85,147	–	3,088,805	$29,184,883	$789,922	$(592,129)	$–
					$29,184,883	$789,922	$(592,129)	$–

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was amended on April 17, 2015, April 5, 2016, April 4, 2017 and on April 3, 2018. The Revolving Credit Agreement expires on April 2, 2019. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the One-Month LIBOR Rate in effect on the day the loan is made plus 1.25%, which is 3.74% at March 31, 2019. From October 1, 2018 through March 31, 2019, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2019, the Funds’ borrowings under the Revolving Credit Agreement were as follows:

	Dates of Borrowing	Maximum Borrowed Amount	Average Loan Balance Outstanding	Average Interest Rate
Core Opportunity Fund	December 31, 2018 - January 3, 2019	$7,000,000	$7,000,000	3.76%
Strategic Income Fund	December 13, 2018	45,000,000	45,000,000	3.71%
High Income Fund	November 29, 2018 - December 26, 2018	1,000,000	1,000,000	3.69%

11. BENEFICIAL OWNERSHIP

On March 31, 2019, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2019 (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2019, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	National Financial Services, LLC	29.86%
Core Opportunity Fund – Class I	Wells Fargo Clearing Services, LLC	28.69%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	28.50%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	31.68%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	40.00%
High Income Fund – Class I	RiverNorth/Doubleline Strategic Income Fund	63.46%
High Income Fund – Class R	Charles Schwab & Company, Inc.	56.97%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. RECENT ACCOUNTING PRONOUNCEMENT

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The Funds has adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. As a result of the adoption of ASU 2017-08, as of January 1, 2019, the amortized cost basis of investments was reduced by $15,696 and $11,170 for RiverNorth/DoubleLine Strategic Income Fund and RiverNorth Oaktree High Income Fund respectively, and unrealized appreciation of investments was increased by corresponding amounts. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements, which amended guidance on the disclosure requirements for fair value measurement. The update to Topic 820 includes added, eliminated and modified disclosure requirements for investments measured at fair value. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The impact of the amended guidance on the Fund was the removal of the requirements to disclose (a) amount of and reasons for transfers between Level 1 and 2 (b) the valuation processes for Level 3 fair value measurements, and (c) the policy for timing of transfers between levels. Management has evaluated the impact of this ASU and has adopted the changes into the Fund’s financial statements.

Semi-Annual Report | March 31, 2019	129

RiverNorth Funds	Additional Information

March 31, 2019 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operations of the Public Reference Room). You may also obtain copies by calling the Funds at 1-888-848-7569.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

RENEWAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting of the Board, held on November 13, 2018 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act (the “Independent Trustees”)), considered the renewal of the Management Agreement between the RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust. The Board received materials compiled by the Adviser and the Funds’ administrator, including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, certifications regarding the Adviser’s compliance programs and information regarding the performance of Funds’ benchmark indices and peer funds. Prior to the in-person Board meeting held on November 13, 2018, the Independent Trustees held a special meeting via teleconference to discuss the materials.

Consideration of the Management Agreement

The Renewal Materials included a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, the Adviser’s Form ADV and a third party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds. Mr. Deringer referred the Trustees to the Renewal Materials and reviewed a memorandum from Drinker Biddle regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund’s Retail Class shares for the three months, one-year, three-years, five-years, ten-years and since inception periods ended June 30, 2018. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Allocation-50% to 70% Equity fund universe and to a peer group of similar funds selected by FUSE. The Board concluded that the performance compared favorably to the peer group averages for one-year, three-year, ten-year and since inception periods, highlighting that for the ten-year year and since inception periods, the Fund’s Retail Class Shares were the best performing of the peer group. In comparison to the universe’s performance, the Fund Class I Shares outperformed the Allocation-50% to 70% Equity universe’s median performance in the one year and three year period, with performance equaling the median in the since inception period. The Board agreed that performance was more appropriately reviewed over a long term timeline, noting that since inception, the Fund’s Class R Shares had the second best performance of any fund in the Allocation-50% to 70% Equity fund universe. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. In consideration of each item noted, the Board agreed that it was very satisfied with the Fund’s performance.

Semi-Annual Report | March 31, 2019	131

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Allocation-50% to 70% Equity fund universe. The Board noted that the Core Opportunity Fund’s Class Retail shares’ annual net expense ratio of 1.37% was higher than the median of 1.15% for the peer group and 1.10% for the universe. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the universe, with a rank of 64 out of 78 funds. Differences in strategies as compared to both funds in the peer group and universe were noted, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee of 1.00% for the Fund was above the 0.65% median paid by the peer funds, and the third highest of its peers. The Board noted that the lowest fee for the peer group was 0.04%. The Board noted certain funds with lower management fees in the peer group were fund of funds, for which the adviser was paid on the underlying fund assets in addition to the peer fund level. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that although fees were high relative to the Fund’s peers, the fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund for the three months, one-year, three-years, five-years and since inception periods ended June 30, 2018. The Board noted that the Strategic Income Fund outperformed the median of FUSE’s Multisector Bond fund universe for the three months, three-year, five-year and since inception periods, but underperformed the universe for one-year period. In comparison to the peer funds, the Fund outperformed for the three months, three-year, five-year and since inception periods, and was equal to the median for the one-year period. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Board concluded that the Fund’s overall performance compared favorably with the peer and universe averages.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Strategic Income Fund’s Retail Class Shares’ annual net expense ratio of 1.10% was equal to the median of 1.10% of the peer group and higher than the median of the universe of 1.02%. The Board noted, however, that the Fund’s net expense ratio was significantly lower than the highest peer fund’s expense ratio of 1.77%.

The Board also noted that the annual management fee of 0.75% for the Fund was higher than the 0.57% median of the Multisector Bond fund universe, but below the 0.76% median and the 0.82% average paid by the peer group funds. The Board noted that the peer group funds provided a more accurate comparison to the Fund. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund’s Class R shares for the three months, one-year, three-year, five year and since inception periods ended June 30, 2018. The Board noted that the High Income Fund outperformed the median in FUSE’s High Yield Bond fund universe and the peer group funds for the three and five year periods, but underperformed in each of the other periods. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and FUSE’s High Yield Bond fund universe. The Board noted that the High Income Fund’s Retail Class Shares’ annual net expense ratio of 1.60% was higher than the median of 1.27% for the other funds in the peer group, and equal to the highest, which was also 1.60%. The Board also noted that the annual net expense ratio of 1.60% for the Retail Class Shares placed the High Income Fund in the fourth quartile for the universe, with a rank of 123 out of 125 funds.

The Board also noted that the annual gross management fee of 1.00% for the Fund was above the 0.70% median fee paid by the peer group funds, and 0.60% median fee in the fund universe. The Board noted that the minimum fee for the peer group is 0.44% and the highest was 1.12%. The Board noted that most of the funds in the FUSE’s High Yield Bond fund universe and peer group funds follow a simpler high yield strategy than that of the High Yield Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser, and the nature of the services to be provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser would be subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and which provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees concluded that the Adviser had provided quality services and would continue to do so for the Funds.

Semi-Annual Report | March 31, 2019	133

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

Consideration and Renewal of Investment Sub-Advisory Agreements with DoubleLine Capital, LP and Oaktree Capital Management, L.P. – Strategic Income Fund and High Income Fund

At an in-person meeting of the Board, held on November 13, 2018 and called expressly for that purpose, the Board, including the Independent Trustees, considered the renewal of the sub-advisory agreement (the “DoubleLine Agreement”) between the Adviser and DoubleLine Capital, LP (“DoubleLine”) related to the Strategic Income Fund and the materials provided in support of the proposed renewal of the sub-advisory agreement (the “Oaktree Agreement” and together with the DoubleLine Agreement, the “Sub-Advisory Agreements”) between the Adviser and Oaktree Capital Management, L.P. (“Oaktree” and together with DoubleLine, the “Sub-Advisers”) related to the High Income Fund (together with the Strategic Income Fund, the “Funds”). Prior to the in-person Board meeting held on November 13, 2018, the Independent Trustees held a special meeting via teleconference to discuss the materials.

The Board received materials compiled by each Sub-Adviser and the Adviser, including a copy of each Sub-Advisory Agreement, each Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of each Sub-Adviser’s Form ADV and information regarding the performance of the Funds’ benchmark indices and peer funds (“Renewal Materials”). The Board had reviewed and discussed the Renewal Materials at the Special Meeting relating to the Sub-Advisers and the Sub-Advisory Agreements. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreements: (i) the investment performance of each Fund and the investment performance of the Sub-Advisers, (ii) the nature, extent and quality of the services provided by Sub-Advisers to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by each Sub-Adviser and any of its affiliates from the relationship with the Funds, (v) the extent to which economies of scale will be realized by the Funds as they grow, and (vi) whether the fee levels of each Fund reflected the economies of scale to the benefit of each Fund’s shareholders.

134	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

The Board reviewed the performance of the Strategic Income Fund for the three months, one-year, three-year, five-year and since inception periods ended June 30, 2018. The Board recalled its deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging that the Fund had performed very well across the longer term periods. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine. The Board, including the Independent Trustees, concluded that the performance was in line with the universe averages and outperformed the returns of the relative benchmark index.

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year, five-year and since inception periods ended June 30, 2018. The Board recalled its deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement, acknowledging that the Fund’s outperformance of the median in FUSE’s High Yield Bond fund universe in the three-year and five-year periods, and underperformance in the 3-month, one-year and since inception periods. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree to relevant securities indices.

As to the comparative fees and expenses, the Board considered the management fee paid by the each Fund to the Adviser, and noted that the Adviser pays each Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to each Sub-Adviser was reasonable, given the fees each Sub-Adviser charges other clients to manage similar strategies.

As to the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board considered that under the terms of the Sub-Advisory Agreements, the Sub-Advisers would, subject to the supervision of the Board, provide to the Funds such investment advice as the Sub-Advisers, in their discretion, deem advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Form ADV of each Sub-Adviser, which provided details regarding the experience of each Sub-Adviser’s investment personnel. The Sub-Advisers also provided additional information regarding their operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Trustees, concluded that each Sub-Adviser had provided quality services and would continue to do so for the Funds.

As to the cost of the services to be provided and to the profits to be realized by the Sub-Advisers, the Board reviewed each Sub-Adviser’s financial condition. The Board noted that financial condition of each Sub-Adviser was stable. The Board also noted that Oaktree is a publically owned company and it did not provide financial information, including profitability information, that was not previously made publically available. The Board, including the Independent Trustees determined that the Sub-Advisory Agreements and the compensation to each Sub-Adviser was reasonable and the financial condition of each Sub-Adviser was adequate. The Board noted that neither Sub-Adviser has affiliations with the Funds’ transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Semi-Annual Report | March 31, 2019	135

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2019 (Unaudited)

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each the Strategic Income Fund and High Income Fund to continue the Sub-Advisory Agreements between the Adviser and the respective Fund’s Sub-Adviser for an additional one-year period.

Approval of Fee Revision to Investment Sub-Advisory Agreements with DoubleLine Capital, LP with regard to the Strategic Income Fund

At an in-person meeting of the Board, held on February 21, 2019 and called expressly for that purpose, the Board, including the Independent Trustees, considered the approval of an amendment (“Amendment”) to the DoubleLine Agreement between the Adviser and DoubleLine, and the materials provided in support of the proposed Amendment. The Board noted the Amendment was for the purpose of revising the fee structure of the DoubleLine Agreement, as it related to the allocation of fees between the Adviser and DoubleLine. The Board also took note that the SEC staff provided that shareholder approval was not necessary for a change that may alter the sub-advisory fee paid by an advisor, but does not alter the overall advisory fee paid by the shareholders. The Trustees accepted that, accordingly, no change was proposed to the 0.75% advisory fee paid to the Adviser by the Fund, and that the Amendment revised the allocation between the Adviser and DoubleLine. The Trustees also accepted that the Amendment would remove what could be seen as a possible conflict of interest in the allocation of assets by the Adviser or retention of assets by DoubleLine to impact the fees paid or retained by the firms.

Reference was made to the materials submitted in support of the renewal of the Management Agreement and the Doublelne Agreement from the November 2018 Board meeting where each agreement was considered and renewed by the Board for an additional one-year period. It was confirmed that the information contained therein remains materially accurate, except that new Adviser profitability information was provided in the meeting materials, and that DoubleLine did not calculate profitability on sub-advised accounts. The Board reviewed the Adviser’s revised expected profitability, noting it was slightly reduced from that as previously presented.

Relying in part on the materials submitted in support of the renewal of the Management Agreement and the Doubleline Agreement from the November 2018 Board meeting and the Board’s discussions relating thereto at the November 2018 Board meeting, the Board considered the following factors, among others, in reaching its determination to approve the Amendment: (i) the investment performance of the Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee levels of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to approve the Amendment.

136	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

James G. Kelley

John S. Oakes

David M. Swanson

John K. Carter

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Capital Management, L.P.

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Companies.

Not Applicable

Item 6.	Schedule of Investments.

The schedules of investments is included as part of the Reports to Shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable.

(a)(4)	Not Applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	June 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date:	June 10, 2019

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date:	June 10, 2019